                   NORWEST ADVANTAGE FUNDS-Registered Trademark-

                                 SEMI-ANNUAL REPORT

                                 NOVEMBER 30, 1997

                                 MONEY MARKET FUNDS
                                 ------------------
                                CASH INVESTMENT FUND
                             READY CASH INVESTMENT FUND
                                U.S. GOVERNMENT FUND
                                   TREASURY FUND
                            MUNICIPAL MONEY MARKET FUND

                                        [LOGO]

                                   NOT FDIC INSURED

 TABLE OF CONTENTS                                             NOVEMBER 30, 1997

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS..........................................................................           1

FINANCIAL STATEMENTS OF NORWEST ADVANTAGE FUNDS
       Statements of Assets and Liabilities............................................................           2
       Statements of Operations........................................................................           3
       Statements of Changes in Net Assets.............................................................           4
       Financial Highlights............................................................................           5
       Notes to Financial Statements...................................................................           6
       Schedules of Investments........................................................................           9
              Cash Investment Fund.....................................................................           9
              U.S. Government Fund.....................................................................           9
              Treasury Fund............................................................................          10
              Ready Cash Investment Fund...............................................................          11
              Municipal Money Market Fund..............................................................          11
       Notes to Schedules of Investments...............................................................          22

FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)
       Statements of Assets and Liabilities............................................................          24
       Statements of Operations........................................................................          25
       Statements of Changes in Net Assets.............................................................          26
       Financial Highlights............................................................................          27
       Notes to Financial Statements...................................................................          28
       Schedules of Investments........................................................................          30
              Money Market Portfolio...................................................................          30
              Prime Money Market Portfolio.............................................................          33
       Notes to Schedules of Investments...............................................................          37

                                                                    [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

                                                      January 21,
           1998

           Dear Shareholders,

               We are pleased to present the Semi-Annual Report for Norwest Advantage Funds. This report includes five of the thirty-five Norwest Advantage Funds portfolios. The thirty Norwest Advantage Funds bond and equity portfolios are reported separately.

               Norwest Advantage Funds experienced substantial asset growth during this period, with net assets increasing from one year ago by 23% to more than $18 billion as of November 30, 1997. This continues a long period of growth due, in part, to our funds' performance. We pledge to continue to provide the prudent management and results that earn your trust and support.

               The big news during this period was, of course, the financial turmoil that emerged from Asian markets. Eventually, the damage spread until markets around the globe experienced significant declines. Despite the downturn, both the U.S. economy and the financial markets remained on relatively solid footing. Inflation remained under control. Interest rates fell substantially. And the federal deficit continued to decline appreciably. We believe that these trends are likely to continue and, overall, may bode well for the U.S. financial markets.

               In the money markets, short-term interest rates were remarkably stable, reflecting that the Federal Reserve took no action to either raise or lower interest rates. In the bond markets, a healthy rally occurred. Interest rates on the 30-year Treasury yield fell from almost seven percent to nearly six percent. As the impact of Asia hit America, a "decoupling" of the bond and stock markets began to occur as the bond rally continued while stocks corrected. We expect bond market conditions to remain favorable for some time.

               Despite the correction, the U.S. stock market produced solid returns, with the S&P 500 gaining 28.1% for the past year. Smaller stocks also performed well, yet continued to trail large stocks. A rally that began last spring ended abruptly in October, leaving the Russell 2000 with a one-year gain of 23.4%. Volatility increased greatly, due primarily to worries about Asia. We expect volatility with occasional corrections to continue, even while our long-term outlook for stocks remains positive.

               We recognize that such volatility amid increased uncertainty can be stressful for investors. That's why we offer a variety of mutual funds appropriate for your risk-tolerance and time-frames, along with personalized service to aid you in achieving your financial goals. If you have questions or need information, please call us at
           (800) 338-1348 or (612) 667-8833. We are grateful that you have chosen Norwest Advantage Funds, and look forward to continuing to earn your confidence.

                                           Sincerely,

                                           /s/ John Y. Keffer
                                           John Y. Keffer
                                         CHAIRMAN, NORWEST ADVANTAGE
                                         FUNDS

                                                                    [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES (unaudited)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                                                                                    MUNICIPAL
                                               CASH              U.S.                             READY CASH          MONEY
                                            INVESTMENT        GOVERNMENT         TREASURY         INVESTMENT         MARKET
                                               FUND              FUND              FUND              FUND             FUND
                                          ---------------   ---------------   ---------------   ---------------   -------------
ASSETS:
  Investments (Note 2):
    Investments at amortized cost.......  $4,063,189,309    $1,825,962,371    $   922,372,135   $  623,299,603    $768,010,100
    Repurchase agreements at cost.......               -       323,833,391                  -                -               -
                                          ---------------   ---------------   ---------------   ---------------   -------------
      Total investments at value........   4,063,189,309(a)  2,149,795,762        922,372,135      623,299,603(a)  768,010,100
  Cash..................................               -            14,310              5,293                -         199,625
  Interest and other receivables........           2,454        11,351,823          9,222,148                -       7,459,812
  Receivable from other related parties
    (Note 3)............................         116,620                 -                  -                -               -
  Receivable for securities sold........               -                 -        435,381,371                -       2,569,115
                                          ---------------   ---------------   ---------------   ---------------   -------------
TOTAL ASSETS............................   4,063,308,383     2,161,161,895      1,366,980,947      623,299,603     778,238,652
                                          ---------------   ---------------   ---------------   ---------------   -------------
LIABILITIES:
  Payable for securities purchased......               -                 -        110,144,240                -               -
  Payable to Norwest and affiliates
    (Note 3)............................         647,598           719,581            412,069          126,653         247,077
  Payable to other related parties (Note
    3)..................................           3,238           185,577             72,423           87,397           3,952
  Accrued expenses and other
    liabilities.........................           4,450            12,266             11,117           71,668          14,270
  Dividends payable.....................       7,993,816         7,838,941          3,231,757           21,202       1,621,617
                                          ---------------   ---------------   ---------------   ---------------   -------------
TOTAL LIABILITIES.......................       8,649,102         8,756,365        113,871,606          306,920       1,886,916
                                          ---------------   ---------------   ---------------   ---------------   -------------
NET ASSETS..............................  $4,054,659,281    $2,152,405,530    $ 1,253,109,341   $  622,992,683    $776,351,736
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------
COMPONENTS OF NET ASSETS:
  Paid in Capital.......................  $4,056,544,932    $2,152,718,099    $ 1,252,975,832   $  623,006,539    $776,423,487
  Undistributed (distribution in excess)
    net investment income...............        (147,522)          (56,270)           102,005           (3,100)       (136,840)
  Accumulated net realized gain
    (loss)..............................      (1,738,129)         (256,299)            31,504          (10,756)         65,089
                                          ---------------   ---------------   ---------------   ---------------   -------------
NET ASSETS..............................  $4,054,659,281    $2,152,405,530    $ 1,253,109,341   $  622,992,683    $776,351,736
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------
NET ASSETS BY SHARE CLASS:
  Single class funds....................  $4,054,659,281    $2,152,405,530    $ 1,253,109,341   $            -    $          -
  Investor Shares.......................               -                 -                  -      622,533,462      47,481,560
  Exchange Shares.......................               -                 -                  -          326,063               -
  Institutional Shares..................               -                 -                  -          133,158     728,870,176
                                          ---------------   ---------------   ---------------   ---------------   -------------
NET ASSETS..............................  $4,054,659,281    $2,152,405,530    $ 1,253,109,341   $  622,992,683    $776,351,736
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------

SHARES OF BENEFICIAL INTEREST:
  Single class funds....................   4,056,470,093     2,152,761,611      1,252,974,547                -               -
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------
  Investor Shares.......................               -                 -                  -      622,556,543      47,486,308
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------
  Exchange Shares.......................               -                 -                  -          326,074               -
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------
  Institutional Shares..................               -                 -                  -          133,151     728,814,050
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------

NET ASSET VALUE PER SHARE (OFFERING AND
  REDEMPTION PRICE PER SHARE):
  All share classes.....................  $         1.00    $         1.00    $          1.00   $         1.00    $       1.00
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------

(a) Represents the investment in respective portfolio of Core Trust (Delaware)

                                                                    [LOGO]
See Notes to Financial Statements.

 STATEMENTS OF OPERATIONS (unaudited)      FOR THE SIX MONTHS ENDED NOVEMBER 30,
1997

--------------------------------------------------------------------------------

                                                                                                             MUNICIPAL
                                                   CASH            U.S.                       READY CASH       MONEY
                                                INVESTMENT      GOVERNMENT      TREASURY      INVESTMENT       MARKET
                                                   FUND            FUND           FUND           FUND           FUND
                                               -------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Interest income............................  $ 29,667,379    $61,323,405    $29,772,360    $26,917,243    $14,478,235
                                               -------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME ALLOCATED FROM THE
  PORTFOLIO:
  Interest income............................    62,011,191              -              -      9,681,653              -
  Net expenses from Core Trust Portfolio.....    (2,947,956)             -              -       (720,046)             -
                                               -------------   ------------   ------------   ------------   ------------
  Net Investment Income allocated from the
    Portfolio................................    59,063,235              -              -      8,961,607              -
                                               -------------   ------------   ------------   ------------   ------------
Total Investment Income:.....................    88,730,614     61,323,405     29,772,360     35,878,850     14,478,235
                                               -------------   ------------   ------------   ------------   ------------
EXPENSES:
  Advisory (Note 3)..........................       709,326      1,518,330        870,088      1,591,095      1,290,854
  Management and Administration (Note 3).....       908,362        970,914        515,492        730,042        376,158
  Transfer agent (Note 3):
    Single class funds.......................     3,440,631      2,745,380      1,394,874              -              -
    Investor Shares..........................             -              -              -        755,420         63,141
    Exchange Shares..........................             -              -              -            528              -
    Institutional Shares.....................             -              -              -        334,224        352,646
  Custody (Note 3)...........................        54,942        117,336         63,316         50,290         45,311
  Legal......................................        22,314         17,171          8,672         28,110          6,465
  Registration...............................        59,689         39,326         33,471         78,543         38,301
  Accounting (Note 3)........................        20,000         30,000         30,000         46,000         45,000
  Audit......................................         3,703          7,561          6,275          3,659          6,880
  Trustees...................................        18,043         14,690          7,343         12,743          5,196
  12b-1 Distribution fees -- Exchange Shares
    (Note 3).................................             -              -              -          1,583              -
  Miscellaneous..............................        72,857         65,680         32,679         65,586         49,797
                                               -------------   ------------   ------------   ------------   ------------
Total expenses...............................     5,309,867      5,526,388      2,962,210      3,697,823      2,279,749
  Fees waived and expenses reimbursed (Note
    4).......................................      (666,780)      (118,063)      (397,170)      (371,284)      (528,649)
                                               -------------   ------------   ------------   ------------   ------------
Net expenses.................................     4,643,087      5,408,325      2,565,040      3,326,539      1,751,100
                                               -------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS).................    84,087,527     55,915,080     27,207,320     32,552,311     12,727,135
                                               -------------   ------------   ------------   ------------   ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments
    sold.....................................         1,150        (21,281)       211,361         58,609        158,883
  Net realized gain (loss) on investments
    from the Portfolio.......................       (33,803)             -              -         (5,026)             -
                                               -------------   ------------   ------------   ------------   ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS......       (32,653)       (21,281)       211,361         53,583        158,883
                                               -------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................  $ 84,054,874    $55,893,799    $27,418,681    $32,605,894    $12,886,018
                                               -------------   ------------   ------------   ------------   ------------
                                               -------------   ------------   ------------   ------------   ------------

                                                                    [LOGO]
See Notes to Financial Statements.

                                      FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
 STATEMENTS OF CHANGES IN NET ASSETS             AND THE YEAR ENDED MAY 31, 1997
--------------------------------------------------------------------------------

                                                                                                                 MUNICIPAL
                                           CASH              U.S.                             READY CASH           MONEY
                                        INVESTMENT        GOVERNMENT         TREASURY         INVESTMENT          MARKET
                                           FUND              FUND              FUND              FUND              FUND
                                     ----------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS -- MAY 31, 1996.........  $  1,739,548,936   $1,649,720,751    $   802,270,237   $ 1,554,262,679   $   649,456,831
                                     ----------------   ---------------   ---------------   ---------------   ---------------
OPERATIONS:
  Net investment income (loss).....       101,667,555       87,458,129         45,372,947        91,424,632        22,325,144
  Net realized gain (loss) on
    investments sold...............           (28,706)          37,429           (179,063)            2,559        (1,206,040)
  Net change in unrealized
    appreciation (depreciation) on
    investments....................                 -                -                  -                 -         1,200,000
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net
    assets resulting from
    operations.....................       101,638,849       87,495,558         45,193,884        91,427,191        22,319,104
                                     ----------------   ---------------   ---------------   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income --
    Single class funds.............      (101,667,555)     (87,458,129)       (45,269,658)                -                 -
    Investor Shares................                 -                -                  -       (25,410,929)       (1,828,190)
    Exchange Shares................                 -                -                  -           (17,107)                -
    Institutional Shares...........                 -                -                  -       (65,996,596)      (20,496,954)
  Net capital gains --
    Single class funds.............                 -                -           (103,289)                -                 -
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Total distributions to
    shareholders...................      (101,667,555)     (87,458,129)       (45,372,947)      (91,424,632)      (22,325,144)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
CAPITAL SHARE TRANSACTIONS (AT
  $1.00 PER SHARE):
  Sale of shares --
    Single class funds.............    10,161,636,220    7,060,636,868      3,708,986,665                 -                 -
    Investor Shares................                 -                -                  -       620,857,448       121,151,683
    Exchange Shares................                 -                -                  -         1,259,541                 -
    Institutional Shares...........                 -                -                  -     3,780,214,447     1,793,226,504
  Reinvestment of distributions --
    Single class funds.............        84,172,490       16,661,503         14,996,298                 -                 -
    Investor Shares................                 -                -                  -        25,380,468         1,826,002
    Exchange Shares................                 -                -                  -            17,199                 -
    Institutional Shares...........                 -                -                  -           148,015         3,949,686
  Redemption of shares --
    Single class funds.............    (9,837,435,300)  (6,814,482,545)    (3,522,377,627)                -                 -
    Investor Shares................                 -                -                  -      (544,106,362)     (125,382,243)
    Exchange Shares................                 -                -                  -          (750,549)                -
    Institutional Shares...........                 -                -                  -    (3,510,169,837)   (1,753,951,812)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) from
    capital share transactions.....       408,373,410      262,815,826        201,605,336       372,850,370        40,819,820
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net
    assets.........................       408,344,704      262,853,255        201,426,273       372,852,929        40,813,780
                                     ----------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS -- MAY 31, 1997.........     2,147,893,640    1,912,574,006      1,003,696,510     1,927,115,608       690,270,611
                                     ----------------   ---------------   ---------------   ---------------   ---------------
OPERATIONS:
  Net investment income (loss).....        84,087,527       55,915,080         27,207,320        32,552,311        12,727,135
  Net realized gain (loss) on
    investments sold...............           (32,653)         (21,281)           211,361            53,583           158,883
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net
    assets resulting from
    operations.....................        84,054,874       55,893,799         27,418,681        32,605,894        12,886,018
                                     ----------------   ---------------   ---------------   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income --
    Single class funds.............       (84,087,527)     (55,915,080)       (27,207,320)                -                 -
    Investor Shares................                 -                -                  -       (14,957,615)         (803,827)
    Exchange Shares................                 -                -                  -            (8,848)                -
    Institutional Shares...........                 -                -                  -       (17,585,848)      (11,923,308)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Total distributions to
    shareholders...................       (84,087,527)     (55,915,080)       (27,207,320)      (32,552,311)      (12,727,135)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
CAPITAL SHARE TRANSACTIONS (AT
  $1.00 PER SHARE):
  Sale of shares --
    Single class funds.............     5,797,728,152    3,534,913,654      2,067,621,599                 -                 -
    Investor Shares................                 -                -                  -       362,014,912        45,505,521
    Exchange Shares................                 -                -                  -           768,392                 -
    Institutional Shares...........                 -                -                  -     1,297,000,820       936,885,968
  Reinvestment of distributions --
    Single class funds.............        52,546,150        9,080,533          8,922,192                 -                 -
    Investor Shares................                 -                -                  -        14,956,978           803,698
    Exchange Shares................                 -                -                  -             8,955                 -
    Institutional Shares...........                 -                -                  -            40,243         2,348,379
  Redemption of shares --
    Single class funds.............    (3,943,476,008)  (3,304,141,382)    (1,827,342,321)                -                 -
    Investor Shares................                 -                -                  -      (330,446,337)      (53,454,029)
    Exchange Shares................                 -                -                  -        (1,106,386)                -
    Institutional Shares...........                 -                -                  -    (2,647,414,085)     (846,167,295)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) from
    capital share transactions.....     1,906,798,294      239,852,805        249,201,470    (1,304,176,508)       85,922,242
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net
    assets.........................     1,906,765,641      239,831,524        249,412,831    (1,304,122,925)       86,081,125
                                     ----------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS -- NOVEMBER 30, 1997
  (UNAUDITED)......................  $  4,054,659,281   $2,152,405,530    $ 1,253,109,341   $   622,992,683   $   776,351,736
                                     ----------------   ---------------   ---------------   ---------------   ---------------
                                     ----------------   ---------------   ---------------   ---------------   ---------------

                                                                    [LOGO]
See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

 SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIODS

                              BEGINNING                 NET REALIZED    DIVIDENDS       CAPITAL
                              NET ASSET      NET       AND UNREALIZED    FROM NET    CONTRIBUTION     ENDING NET
                              VALUE PER   INVESTMENT   GAIN (LOSS) ON   INVESTMENT       FROM        ASSET VALUE
                                SHARE       INCOME      INVESTMENTS       INCOME        ADVISER       PER SHARE
                              ---------   ----------   --------------   ----------   -------------   ------------
CASH INVESTMENT FUND
  Period Ended November 30,
    1997+...................    $1.00       $0.026         $    -        $(0.026)        $   -          $1.00
  Year Ended May 31,
  1997......................     1.00        0.051              -         (0.051)            -           1.00
  1996......................     1.00        0.054              -         (0.054)            -           1.00
  1995......................     1.00        0.049              -         (0.049)            -           1.00
  1994......................     1.00        0.031              -         (0.031)            -           1.00
  1993......................     1.00        0.033              -         (0.033)            -           1.00
U.S. GOVERNMENT FUND
  Period Ended November 30,
    1997+...................     1.00        0.026              -         (0.026)            -           1.00
  Year Ended May 31,
  1997......................     1.00        0.049              -         (0.049)            -           1.00
  1996......................     1.00        0.052              -         (0.052)            -           1.00
  1995......................     1.00        0.047              -         (0.047)            -           1.00
  1994......................     1.00        0.030              -         (0.030)            -           1.00
  1993......................     1.00        0.030              -         (0.030)            -           1.00
TREASURY FUND
  Period Ended November 30,
    1997+...................     1.00        0.024              -         (0.024)            -           1.00
  Year Ended May 31,
  1997......................     1.00        0.047              -         (0.047)            -           1.00
  1996......................     1.00        0.050              -         (0.050)            -           1.00
  1995......................     1.00        0.046              -         (0.046)            -           1.00
  1994......................     1.00        0.028              -         (0.028)            -           1.00
  1993......................     1.00        0.029              -         (0.029)            -           1.00
READY CASH INVESTMENT FUND
INVESTOR SHARES
  Period Ended November 30,
    1997+...................     1.00        0.025              -         (0.025)            -           1.00
  Year Ended May 31,
  1997......................     1.00        0.047              -         (0.047)            -           1.00
  1996......................     1.00        0.051              -         (0.051)            -           1.00
  1995......................     1.00        0.045              -         (0.045)            -           1.00
  1994......................     1.00        0.027              -         (0.027)            -           1.00
  1993......................     1.00        0.030              -         (0.030)            -           1.00
EXCHANGE SHARES
  Period Ended November 30,
    1997+...................     1.00        0.021              -         (0.021)            -           1.00
  Year Ended May 31,
  1997......................     1.00        0.040              -         (0.040)            -           1.00
  1996......................     1.00        0.043              -         (0.043)            -           1.00
  1995......................     1.00        0.038              -         (0.038)            -           1.00
  Period Ended May 31,
    1994(d).................     1.00        0.001              -         (0.001)            -           1.00
INSTITUTIONAL SHARES
  Period Ended November 30,
    1997+...................     1.00        0.026              -         (0.026)            -           1.00
  Year Ended May 31,
  1997......................     1.00        0.051              -         (0.051)            -           1.00
  1996......................     1.00        0.054              -         (0.054)            -           1.00
  1995......................     1.00        0.049              -         (0.049)            -           1.00
  Period Ended May 31,
    1994(d).................     1.00        0.013              -         (0.013)            -           1.00
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
  Period Ended November 30,
    1997+...................     1.00        0.016              -         (0.016)            -           1.00
  Year Ended May 31,
  1997......................     1.00        0.030              -         (0.030)            -           1.00
  1996......................     1.00        0.033              -         (0.033)            -           1.00
  1995......................     1.00        0.031         (0.004)        (0.031)        0.004           1.00
  1994......................     1.00        0.021              -         (0.021)            -           1.00
  1993......................     1.00        0.021              -         (0.021)            -           1.00
INSTITUTIONAL SHARES
  Period Ended November 30,
    1997+...................     1.00        0.017              -         (0.017)            -           1.00
  Year Ended May 31,
  1997......................     1.00        0.032              -         (0.032)            -           1.00
  1996......................     1.00        0.035              -         (0.035)            -           1.00
  1995......................     1.00        0.033         (0.004)        (0.033)        0.004           1.00
  Period Ended May 31,
    1994(d).................     1.00        0.019              -         (0.019)            -           1.00

                                          RATIOS TO AVERAGE
                                             NET ASSETS                               NET ASSETS
                              -----------------------------------------                AT END OF
                                                                NET                     PERIOD
                                  NET           GROSS       INVESTMENT    TOTAL         (000'S
                               EXPENSES      EXPENSES(a)      INCOME      RETURN(b)    OMITTED)
                              -----------   -------------   -----------   ------     -------------
CASH INVESTMENT FUND
  Period Ended November 30,
    1997+...................      0.48%(c)       0.55%(c)      5.28%       5.33%(c)   $4,054,659
  Year Ended May 31,
  1997......................      0.48%          0.49%         5.07%       5.21%       2,147,894
  1996......................      0.48%          0.49%         5.36%       5.50%       1,739,549
  1995......................      0.48%          0.50%         4.87%       4.96%       1,464,304
  1994......................      0.49%          0.49%         3.11%       3.16%       1,381,402
  1993......................      0.50%          0.51%         3.29%       3.36%       1,944,948
U.S. GOVERNMENT FUND
  Period Ended November 30,
    1997+...................      0.49%(c)       0.50%(c)      5.09%       5.14%(c)    2,152,406
  Year Ended May 31,
  1997......................      0.49%          0.49%         4.91%       5.04%       1,912,574
  1996......................      0.50%          0.51%         5.13%       5.27%       1,649,721
  1995......................      0.50%          0.52%         4.68%       4.81%       1,159,421
  1994......................      0.47%          0.53%         3.02%       3.07%       1,091,141
  1993......................      0.45%          0.57%         3.00%       3.06%         903,274
TREASURY FUND
  Period Ended November 30,
    1997+...................      0.46%(c)       0.53%(c)      4.88%       4.93%(c)    1,253,109
  Year Ended May 31,
  1997......................      0.46%          0.53%         4.74%       4.87%       1,003,697
  1996......................      0.46%          0.56%         4.91%       5.04%         802,270
  1995......................      0.46%          0.57%         4.62%       4.65%         661,098
  1994......................      0.46%          0.58%         2.81%       2.83%         526,483
  1993......................      0.47%          0.58%         2.93%       2.98%         384,751
READY CASH INVESTMENT FUND
INVESTOR SHARES
  Period Ended November 30,
    1997+...................      0.81%(c)       0.81%(c)      4.95%       4.98%(c)      622,533
  Year Ended May 31,
  1997......................      0.82%          0.83%         4.75%       4.87%         576,011
  1996......................      0.82%          0.87%         5.02%       5.17%         473,879
  1995......................      0.82%          0.91%         4.64%       4.62%         268,603
  1994......................      0.82%          0.92%         2.70%       2.74%         164,138
  1993......................      0.82%          0.94%         3.04%       3.08%         162,585
EXCHANGE SHARES
  Period Ended November 30,
    1997+...................      1.56%(c)       7.27%(c)      4.20%       4.20%(c)          326
  Year Ended May 31,
  1997......................      1.57%          5.66%         4.03%       4.09%             655
  1996......................      1.57%          8.24%         4.32%       4.38%             129
  1995......................      1.57%          6.32%         3.62%       3.69%             160
  Period Ended May 31,
    1994(d).................      1.53%(c)       1.85%(c)      2.48%(c)    2.51%(c)          151
INSTITUTIONAL SHARES
  Period Ended November 30,
    1997+...................      0.48%(c)       0.58%(c)      5.26%       5.29%(c)          133
  Year Ended May 31,
  1997......................      0.48%          0.68%         5.09%       5.23%       1,350,449
  1996......................      0.48%          0.72%         5.59%       5.53%       1,080,255
  1995......................      0.48%          0.73%         4.97%       4.98%         506,243
  Period Ended May 31,
    1994(d).................      0.43%(c)       0.81%(c)      3.12%(c)    3.17%(c)      333,464
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
  Period Ended November 30,
    1997+...................      0.65%(c)       0.83%(c)      3.18%       3.18%(c)       47,482
  Year Ended May 31,
  1997......................      0.65%          0.87%         3.01%       3.08%          54,616
  1996......................      0.65%          0.88%         3.25%       3.31%          57,021
  1995......................      0.65%          0.93%         3.10%       3.13%(e)       47,424
  1994......................      0.65%          0.99%         2.03%       2.09%          33,554
  1993......................      0.65%          0.97%         2.13%       2.18%          75,521
INSTITUTIONAL SHARES
  Period Ended November 30,
    1997+...................      0.45%(c)       0.59%(c)      3.38%       3.38%(c)      728,870
  Year Ended May 31,
  1997......................      0.45%          0.70%         3.21%       3.28%         635,655
  1996......................      0.45%          0.72%         3.41%       3.52%         592,436
  1995......................      0.45%          0.74%         3.37%       3.33%(e)      278,953
  Period Ended May 31,
    1994(d).................      0.45%(c)       0.77%(c)      2.33%(c)    2.34%(c)      190,356

----------------------------------
(a) The ratio of Gross Expenses to Average Net Assets does not reflect fees waived or expenses reimbursed.
(b) Total return would have been lower had certain expenses not been reduced during the periods shown. (Note 4)
(c) Annualized.
(d) See Note 1 of notes to financial statements for periods covered.
(e) The total return for 1995 includes the effect of a capital contribution from the Adviser. Without the capital contribution, the total return would have been 2.59% for Investor shares and 2.79% for Institutional shares.
+ Unaudited

                                                                    [LOGO]
See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds ("the Trust") is organized as a Delaware business trust and is registered as an open-end management investment company. The Trust currently has thirty-nine separate investment portfolios. These financial statements relate to the five money market investment portfolios of the Trust (each a "Fund"), each of which is a diversified portfolio. The Funds (and classes thereof) commenced operations on the following dates:

Cash Investment Fund..................................................................  October 14, 1987
U.S. Government Fund..................................................................  November 16, 1987
Treasury Fund.........................................................................  December 3, 1990
Ready Cash Investment Fund (Investor Shares)..........................................  January 20, 1988
Ready Cash Investment Fund (Exchange Shares)..........................................  May 9, 1994
Ready Cash Investment Fund (Institutional Shares).....................................  January 4, 1994
Municipal Money Market Fund (Investor Shares).........................................  January 7, 1988
Municipal Money Market Fund (Institutional Shares)....................................  August 3, 1993

Each share of each class represents an undivided, proportionate interest in a Fund. The Trust Instrument authorizes the issuance, by each Fund, of an unlimited number of shares of beneficial interest without par value. Exchange Shares are sold only through the exchange privilege available to shareholders of B Shares of the various fixed income and equity funds of the Trust and are subject to a contingent deferred sales charge upon redemption. Shareholders of Institutional Shares and Investor Shares incur no sales charge. The difference between these two classes is the minimum investment required and the level of transfer agent expenses.

MASTER-FEEDER ARRANGEMENT - Effective August 23, 1997, Cash Investment Fund seeks to achieve its investment objective by investing all of its investable assets evenly in two portfolios (each a "Core Portfolio") of Core Trust (Delaware) ("Core Trust"), a registered, open-end management investment company. These Portfolios, Money Market Portfolio and Prime Money Market Portfolio, have identical investment objectives and investment policies except that Prime Money Market Portfolio seeks to maintain a rating from a nationally recognized statistical rating organization ("NRSRO"). Ready Cash Investment Fund seeks to achieve its investment objective by investing all of its investable assets in Prime Money Market Portfolio. The Funds account for their investment in a Portfolio as partnership investments. This is commonly referred to as a master-feeder arrangement. The financial statements of the Portfolios are in this report and should be read in conjunction with the Fund's financial statements. As of November 30, 1997, the percentage of Money Market Portfolio and Prime Money Market Portfolio owned by Cash Investment Fund were 99.3% and 76.5%, respectively. The percentage of Prime Money Market Portfolio owned by Ready Cash Investment Fund was 23.5%.
 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represents significant accounting policies of the Fund:

SECURITY VALUATION - Each Fund determines its net asset value as of 1:00 p.m., Pacific time, on each Fund business day. Cash Investment Fund and Ready Cash Investment Fund records their investment in the Portfolios at value. Valuation of securities held in the Portfolios is discussed in Note 2 of the Core Trust Notes to Financial Statements. Securities held by the other Funds value securities utilizing the amortized cost method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Under this method all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the purchase price and maturity value of the issue over the period to maturity.

INTEREST INCOME AND EXPENSES - Each Fund accrues its own expenses. Cash Investment Fund and Ready Cash Investment Fund records daily their prorata share of their Portfolio's income, expenses and realized gain and loss. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends are declared daily and paid monthly to shareholders and net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a Fund, timing differences and differing characterizations of distributions made by a Fund.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL TAXES - Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

REPURCHASE AGREEMENTS - Except for the Treasury Fund, each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, a Fund may have difficulties with the disposition of such collateral.

EXPENSE ALLOCATION - The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class are allocated to that class.

REALIZED GAIN AND LOSS - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.
 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Effective June 1, 1997, the investment adviser of each Fund is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"), a subsidiary of Norwest Corporation. The Adviser receives an advisory fee from U.S. Government Fund and Treasury Fund at annual rates of 0.20% and 0.20%, respectively, of the average daily net assets for the first $300 million of net assets of each Fund, declining to 0.12% and 0.12%, respectively, of the average daily net assets of each Fund's net assets in excess of $700 million. The Adviser receives an advisory fee from Municipal Money Market Fund at an annual rate of 0.35% of the average daily net assets for the first $500 million of net assets of the Fund, declining to 0.30% of the average daily net assets of the Fund's net assets in excess of $1 billion. Prior to June 1, 1997, the investment adviser of each Fund was Norwest. The Adviser was formerly a part of Norwest. The investment agreements are identical in all material terms including fees. No fee is directly payable by a Fund to the extent the Fund is invested in a Core Portfolio.

MANAGEMENT, ADMINISTRATION AND DISTRIBUTION SERVICES - The manager and distributor of the Trust is Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. FFSI receives no payments for its services as distributor. Forum Administrative Services, LLC ("FAS") provides administrative services for the Funds. For their services, FFSI and FAS each receives a management and administrative fee with respect to Cash Investment Fund, U.S. Government Fund, Treasury Fund, Institutional Shares and Investor Shares of Municipal Money Market Fund and Investor Shares of Ready Cash Investment Fund at an annual rate of 0.025%, 0.05%, 0.05%, 0.05%, 0.10% and 0.075%, respectively, of the Fund's average daily net assets. In addition, certain legal expenses were charged to the Trust by Forum. The respective amounts of legal expenses for the period ended November 30, 1997 for Cash Investment Fund, U.S. Government Fund, Treasury Fund, Ready Cash Investment Fund and Municipal Money Market Fund were: $1,859, $1,248, $640, $644 and $419.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN - Norwest serves as the Trust's transfer agent and dividend disbursing agent and is compensated for those services at an aggregate annual rate of up to 0.20% of the average daily net assets of Cash Investment Fund; of up to 0.25% of the average daily net assets of U.S. Government Fund and Treasury Fund; of up to 0.10% of the average daily net assets of Ready Cash Investment Fund and Municipal Money Market Fund attributable to Institutional Shares; and up to 0.25% of the average daily net assets attributable to the other classes of Ready Cash Investment Fund and Municipal Money Market Fund.

Norwest also serves as each Fund's custodian. For its custodial services, Norwest receives a fee with respect to each Fund at an annual rate of 0.02% of the first $100 million of the Fund's average daily net assets, 0.015% of the next $100 million of the Fund's average net assets and 0.01% of the Fund's remaining average daily net assets. No fee is directly payable by a Fund to the extent the Fund is invested in a Core Portfolio.

DISTRIBUTION SERVICES - The Trust has adopted a Distribution Plan (the Plan) with respect to Exchange Shares of Ready Cash Investment Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the payment to Forum of an annual distribution service fee of 0.75% of the average daily net assets, and a maintenance fee of 0.25% of the average daily net assets, of Ready Cash Investment Fund attributable to Exchange Shares. No maintenance fees were incurred by the Fund during the period ended November 30, 1997. The distribution payments will be used to reimburse the distributor for (i) sales commissions

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

at levels set from time to time by the Board not to exceed 6.25% of the amount received by the Fund for each Exchange share sold (excluding reinvestment of dividends and distributions) and (ii) interest calculated by applying the rate of 1% over the prime rate to the outstanding balance of unreimbursed distribution charges. The current sales commission rate is based upon that rate in effect for the fixed income or equity fund from which the shareholder exchanged its shares. The Plan may be terminated by vote of a majority of the Fund's shareholders or by vote of a majority of Trustees who do not have any direct or indirect financial interest in the Plan. In the event that the Plan is terminated or not continued, at the discretion of the Board of Trustees, the Fund may continue to pay distribution service fees to Forum (but only with respect to sales that occurred prior to the termination or discontinuance of the
Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exist no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan. Unreimbursed distribution charges at November 30, 1997 for Ready Cash Investment Fund were $22,068.

OTHER SERVICES PROVIDERS - Effective June 1, 1997, Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services to each Fund. Prior to June 1, 1997, Forum Financial Corp. ("FFC"), an affiliate of FFSI, provided portfolio accounting services to each Fund pursuant to a separate agreement, and the terms of the agreement were identical in all material terms.
 NOTE 4. VOLUNTARY WAIVERS AND REIMBURSEMENT OF EXPENSES

Norwest, FAS and FFSI have voluntarily waived a portion of their fees and have reimbursed certain expenses of the Funds so that total expenses, including indirect expenses borne by the Funds as a result of investing in the corresponding Portfolio, would not exceed certain expense limitations established for each Fund. Norwest, FAS and FFSI at their discretion, may revise or discontinue the voluntarily fee waivers and expense reimbursements at any time. For the six months ended November 30, 1997, fees waived and expenses reimbursed by the Trust's service providers were as follows:

                                            FEES WAIVED                     EXPENSES       TOTAL FEES
                            -------------------------------------------    REIMBURSED        WAIVED
                              TRANSFER                                    -------------   AND EXPENSES
                                AGENT         ADVISER       FFSI/FAS          FFSI         REIMBURSED
                            -------------   -----------   -------------   -------------   -------------
Cash Investment Fund......  $     16,955    $         -   $    649,825    $          -    $    666,780
U.S. Government Fund......        16,976              -        101,087               -         118,063
Treasury Fund.............        68,581              -        328,589               -         397,170
Ready Cash Investment
 Fund.....................        40,757         16,722        302,567          11,238         371,284
Municipal Money Market
 Fund.....................       149,499        128,539        250,611               -         528,649

 NOTE 5. FEDERAL INCOME TAXES

As of November 30, 1997, certain of the Funds had capital loss carryovers available to offset future capital gain as follows:

                                                                      YEAR OF EXPIRATION
                                                           -----------------------------------------
                                                               2003           2004          2005           TOTAL
                                                           -------------   -----------   -----------   -------------

Cash Investment Fund.....................................  $   1,663,035   $         -   $         -   $   1,663,035
U.S. Government Fund.....................................        226,240             -             -         226,240
Treasury Fund............................................              -             -        79,864          79,864
Ready Cash Investment Fund...............................         60,813             -             -          60,813
Municipal Money Market Fund..............................         72,404        15,350         2,493          90,247

 SUPPLEMENTAL INFORMATION (UNAUDITED)

Ready Cash Investment Fund Institutional Share Class was closed as of December 17, 1997.

                                                                    [LOGO]

 SCHEDULES OF INVESTMENTS (UNAUDITED)                          NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                          CASH INVESTMENT FUND
------------------------------------------------------------------------
 INVESTMENTS IN CORE TRUST (DELAWARE) (100.0%)
          N/A   Prime Money Market Portfolio of Core
                  Trust (Delaware)                        $2,031,574,060
          N/A   Money Market Portfolio of Core Trust
                  (Delaware)                               2,031,615,249
                                                          --------------

TOTAL INVESTMENTS (100.0%)                                 4,063,189,309
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                          U.S. GOVERNMENT FUND
------------------------------------------------------------------------
 AGENCY NOTES (45.9%)
FFCB (3.5%)
   50,000,000   5.50% V/R, 12/17/97                       $   49,998,059
   25,000,000   5.75%, 7/1/98                                 25,000,907
                                                          --------------

TOTAL FFCB                                                    74,998,966
                                                          --------------
FHLB (16.9%)
   50,000,000   5.53% V/R, 12/16/97                           49,998,463
   59,800,000   5.96% V/R, 12/16/97                           59,810,079
   10,000,000   5.63%, 12/17/97                               10,000,000
   50,000,000   5.48% V/R, 1/2/98                             49,996,769
   11,500,000   5.73%, 1/27/98                                11,499,551
   25,000,000   5.80%, 1/28/98                                25,000,000
   10,375,000   5.72%, 7/7/98                                 10,373,376
   12,500,000   5.80%, 9/18/98                                12,513,948
    4,780,000   5.85%, 9/30/98                                 4,783,815
   50,000,000   5.28% V/R, 10/20/98                           49,987,125
   30,000,000   5.78%, 10/30/98                               29,993,160
   50,000,000   5.71% V/R, 11/4/99(a)                         50,000,000
                                                          --------------

TOTAL FHLB                                                   363,956,286
                                                          --------------
FHLMC (1.2%)
   25,000,000   5.69%, 8/21/98                                24,986,671
                                                          --------------
FNMA (13.1%)
   40,000,000   5.38%, 12/9/97                                39,997,768
   50,000,000   5.57% V/R, 1/15/98                            49,996,986
   72,475,000   5.50%, 2/18/98                                72,428,673
   20,000,000   8.15%, 5/11/98                                20,209,392
   25,000,000   6.10%, 9/4/98                                 25,056,926
   50,000,000   5.78% V/R, 11/20/98                           49,990,789
   25,000,000   5.30%, 12/10/98                               24,873,442
                                                          --------------

TOTAL FNMA                                                   282,553,976
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    U.S. GOVERNMENT FUND (continued)
------------------------------------------------------------------------
SLMA (11.2%)
   15,000,000   5.67%, 12/19/97                           $   15,000,000
   31,500,000   5.63% V/R, 1/21/98                            31,503,809
   48,250,000   5.58% V/R, 2/17/98                            48,244,941
   25,000,000   5.53% V/R, 4/21/98                            24,998,618
   20,000,000   5.60%, 8/11/98                                19,977,706
   25,980,000   5.47% V/R, 8/20/98                            25,965,443
   25,000,000   5.79%, 9/16/98                                24,989,484
   50,000,000   5.53% V/R, 11/6/98                            49,972,171
                                                          --------------

TOTAL SLMA                                                   240,652,172
                                                          --------------

TOTAL AGENCY NOTES                                           987,148,071
                                                          --------------
 COMMERCIAL PAPER (8.2%)
   25,000,000   USA Group, Secondary Market Services,
                  Series A, SLMA LOC, 5.52%, 12/8/97          24,973,167
   60,189,000   USA Group, Secondary Market Services,
                  Series A, SLMA LOC, 5.55%, 12/12/97         60,086,930
    9,916,000   USA Group, Secondary Market Services,
                  Series A, SLMA LOC, 5.53%, 12/29/97          9,873,350
   43,500,000   Western Financial Savings Bank, FHLB of
                  San Francisco LOC, 5.80%, 12/2/97           43,492,992
   37,000,000   Western Financial Savings Bank, FHLB of
                  San Francisco LOC, 5.55%, 12/5/97           36,977,224
                                                          --------------

TOTAL COMMERCIAL PAPER                                       175,403,663
                                                          --------------
 DISCOUNT NOTES (30.8%)
FHLB (8.1%)
   32,145,000   5.43%, 1/8/98                                 31,960,756
   50,000,000   5.41%, 2/4/98                                 49,511,598
   25,000,000   5.40%, 2/13/98                                24,722,243
   19,717,000   5.39%, 3/2/98                                 19,448,362
   30,000,000   5.34%, 4/15/98                                29,399,250
    5,580,000   5.39%, 6/2/98                                  5,427,113

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    U.S. GOVERNMENT FUND (continued)
------------------------------------------------------------------------
   13,367,000   5.39%, 6/15/98                            $   12,974,739
                                                          --------------

TOTAL FHLB                                                   173,444,061
                                                          --------------
FHLMC (7.8%)
   50,000,000   5.46%, 12/17/97                               49,878,778
   50,000,000   5.39%, 12/30/97                               49,782,903
   30,000,000   5.42%, 1/26/98                                29,746,834
   40,000,000   5.49%, 2/12/98                                39,554,700
                                                          --------------

TOTAL FHLMC                                                  168,963,215
                                                          --------------
FNMA (14.6%)
   50,000,000   5.38%, 12/8/97                                49,947,743
   50,000,000   5.45%, 12/22/97                               49,841,042
   40,000,000   5.50%, 1/22/98                                39,681,934
   35,000,000   5.40%, 1/27/98                                34,701,028
   14,038,000   5.47%, 2/5/98                                 13,897,223
   49,000,000   5.47%, 2/6/98                                 48,501,167
   10,000,000   5.65%, 2/26/98                                 9,868,775
   50,000,000   5.41%, 3/10/98                                49,256,126
   20,000,000   5.38%, 4/9/98                                 19,614,792
                                                          --------------

TOTAL FNMA                                                   315,309,830
                                                          --------------
TVA (0.3%)
    5,778,000   5.78%, 5/1/98                                  5,643,531
                                                          --------------

TOTAL DISCOUNT NOTES                                         663,360,637
                                                          --------------
 REPURCHASE AGREEMENTS (15.1%)
  175,000,000   BancAmerica Robertson Stephens, 5.61%,
                  12/1/97, to be repurchased at
                  $175,081,813. Collateralized by
                  $150,000,000 FNMA Discount Notes,
                  5.55%, 1998; $31,240,000 FHLB Discount
                  Notes, 5.58%, 1998 and $1,200,000 UST
                  Notes, 5.00%, 1998.                        175,000,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    U.S. GOVERNMENT FUND (continued)
------------------------------------------------------------------------
  148,883,391   BancAmerica Robertson Stephens, 5.75%,
                  12/1/97, to be repurchased at
                  $148,954,731. Collateralized by
                  $22,460,000 FNMA Discount Notes,
                  5.53%, 1998; $26,280,000 FFCB Discount
                  Notes, 5.40% to 5.58%, 1998 and
                  $153,000,000 FHLB Discount Notes,
                  5.54% to 5.58%, 1998.                   $  148,883,391
                                                          --------------

TOTAL REPURCHASE AGREEMENTS                                  323,883,391
                                                          --------------

TOTAL INVESTMENTS (100.0%)                                $2,149,795,762
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                             TREASURY FUND
------------------------------------------------------------------------
 U.S. TREASURY BILLS (A) (53.9%)
  110,400,000   5.65%, 12/16/97                           $  110,144,240
   75,000,000   5.13%, 1/2/98                                 74,665,000
   74,840,000   5.27% to 5.34%, 1/8/98                        74,432,961
  100,000,000   5.27% to 5.30%, 1/22/98                       99,255,750
   50,000,000   5.23%, 1/29/98                                49,581,264
   50,000,000   5.28%, 2/5/98                                 49,527,917
   40,000,000   5.30%, 3/5/98                                 39,462,111
                                                          --------------

TOTAL U.S. TREASURY BILLS                                    497,069,243
                                                          --------------
 U.S. TREASURY NOTES (46.1%)
  135,000,000   5.38%, 12/1/97                               135,000,000
   80,000,000   5.25%, 12/31/97                               79,998,767
   50,000,000   7.88%, 1/15/98                                50,146,484
   30,000,000   5.00%, 1/31/98                                29,971,020
   50,000,000   7.25%, 2/15/98                                50,174,388
   55,000,000   5.13%, 2/28/98                                54,943,056
   25,000,000   6.13%, 5/15/98                                25,069,177
                                                          --------------

TOTAL U.S. TREASURY NOTES                                    425,302,892
                                                          --------------

TOTAL INVESTMENTS (100.0%)                                $  922,372,135
                                                          --------------
                                                          --------------

(A) Annualized yields at time of purchase.

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                       READY CASH INVESTMENT FUND
------------------------------------------------------------------------
 INVESTMENT IN CORE TRUST (DELAWARE) (100.0%)
          N/A   Prime Money Market Portfolio of Core
                  Trust (Delaware)                        $  623,299,603
                                                          --------------

TOTAL INVESTMENTS (100.0%)                                $  623,299,603
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                      MUNICIPAL MONEY MARKET FUND
------------------------------------------------------------------------
 ALASKA (1.2%)
    9,200,000   Alaska State Department Administration,
                  COP, CAPMAC insured, 4.10% V/R,
                  9/1/06(a)                                    9,200,000
                                                          --------------
 ARIZONA (1.1%)
    4,400,000   Chandler, AZ, IDA RV, Parsons Municipal
                  Services, Inc., National Westminster
                  Bank, USA LOC, 3.95%
                  V/R, 12/15/09(a)                             4,400,000
    1,000,000   Phoenix, AZ, GO Bonds, COLL by USG,
                  6.80%, 7/1/03, P/R 7/1/98 @ 102              1,036,466
    2,675,000   Tempe, AZ, United High SD #213, GO
                  Bonds, FGIC insured, 14.35%, 7/1/98          2,832,249
                                                          --------------

TOTAL ARIZONA                                                  8,268,715
                                                          --------------
 ARKANSAS (0.4%)
    2,370,000   Little Rock, AR, SD TRANS, 4.25%,
                  12/30/97                                     2,370,719
    1,000,000   Little Rock, AR, IDA RV, GTD by CPC
                  International, 5.44% V/R, 12/1/03(a)         1,000,000
                                                          --------------
TOTAL ARKANSAS                                                 3,370,719
                                                          --------------
 CALIFORNIA (4.2%)
   12,000,000   California School Cash Reserve Program
                  Authority, EFA Revenue Notes, Series
                  A, 4.75%, 7/2/98                            12,060,566

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
   17,400,000   California State, Floater Trust, Series
                  23, 4.15%
                  V/R, 6/30/98                            $   17,400,000
    3,000,000   Newport Beach, CA, Hoag Memorial
                  Hospital RV, 3.80% V/R, 10/1/22(a)           3,000,000
                                                          --------------

TOTAL CALIFORNIA                                              32,460,566
                                                          --------------
 COLORADO (3.5%)
    3,250,000   Arapahoe County, CO, SD #5, Cherry
                  Creek, GO Bonds, 0.00% (3.70%
                  effective yield), 12/15/97                   3,245,512
    1,500,000   Arapahoe County, CO, SD #5, Cherry
                  Creek, GO Bonds, Series A, 4.50%,
                  12/15/97                                     1,500,472
    9,000,000   Arapahoe County, CO, SD #5, Cherry
                  Creek, GO Bonds, TANS, 4.50%, 6/30/98        9,032,549
    9,700,000   Colorado Health Facilities Authority RV,
                  Sisters of Charity Health, 3.90%
                  V/R, 5/15/25(a)                              9,700,000
    1,700,000   Moffat County, CO, PCR Bonds, AMBAC
                  insured, 4.05% V/R, 7/1/10(a)                1,700,000
    1,930,000   Parkview Metropolitan District, CO,
                  Arapahoe County, GO Bonds, 4.15% V/R,
                  12/1/12(a)                                   1,930,000
                                                          --------------

TOTAL COLORADO                                                27,108,533
                                                          --------------
 CONNECTICUT (0.4%)
    3,000,000   Connecticut State Development Authority,
                  IDA RV, GTD by General Accident
                  Insurance, 3.64%, 12/1/13, optional
                  put 6/1/98 @ 100                             3,000,000
                                                          --------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 FLORIDA (6.5%)
    2,355,000   Broward County, FL, EFA RV, School Board
                  COP, Series C, AMBAC insured, 3.75%,
                  7/1/98                                  $    2,352,729
    1,725,000   Dade County, FL, Health Facilities
                  Authority RV, Mount Sinai Medical
                  Center Project, FSA insured, 8.40%,
                  12/1/17,
                  P/R 12/1/97 @ 102                            1,759,500
    5,770,000   Dade County, FL, HFA, MFHR Bonds, Cutler
                  Club Apartment Project, Series J, GTD
                  by John Hancock Insurance, 4.05% V/R,
                  2/1/05(a)                                    5,770,000
    2,000,000   Dade County, FL, IDA RV, GTD by ADP,
                  Inc., 4.09% V/R, 11/15/17(a)                 2,000,000
    5,545,000   Dade County, FL, MFHR Bonds, La Hacienda
                  Apartments, GTD by John Hancock
                  Insurance, Series I, 4.05% V/R,
                  2/1/05(a)                                    5,545,000
    3,700,000   Dade County, FL, MFHR Bonds, Mayan Tower
                  & Villa, Series M, GTD by John Hancock
                  Insurance, 4.05% V/R, 12/1/29(a)             3,700,000
    8,120,000   Florida HFA, MFHR Bonds, Country Club
                  Project, Bankers Trust LOC, 4.10% V/R,
                  12/1/07(a)                                   8,120,000
    1,750,000   Florida HFA, MFHR Bonds, Oak Mill, Chase
                  Manhattan Bank LOC, 3.85%, 11/1/07,
                  mandatory put 11/1/98 @ 100                  1,750,000
    1,200,000   Florida HFA, MFHR Bonds, Series A, Wells
                  Fargo Bank LOC, 4.10% V/R, 4/1/07(a)         1,200,000
    1,710,000   Florida HFA, MFHR Bonds, South Trust
                  Alabama LOC, 4.15% V/R, 6/1/07(a)            1,710,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    1,600,000   Hillsborough County, FL, IDA, Port
                  Facilities RV, Seaboard System
                  Railroad, Inc. Project, First Chicago
                  NBD LOC, 3.95% V/R, 10/15/99(a)         $    1,600,000
    7,000,000   Laurel Club Certificate Trust, COP,
                  Series A, Swiss Bank, LOC, 4.05% V/R,
                  6/1/25(a)                                    7,000,000
    1,050,000   Orange County, FL, HFA, MFHR Bonds,
                  Sundown Association II, Series B,
                  Fleet Bank LOC, 3.95%
                  V/R, 6/1/04(a)                               1,050,000
    6,200,000   Sarasota County, FL, Health Facilities
                  Authority RV, Bay Village Project,
                  Barnett Bank LOC, 3.95% V/R,
                  12/1/19(a)                                   6,200,000
                                                          --------------

TOTAL FLORIDA                                                 49,757,229
                                                          --------------
 GEORGIA (1.1%)
    2,695,000   Fulton County, GA, IDA RV, GTD by ADP,
                  Inc., 3.95% V/R, 9/1/12(a)                   2,695,000
    6,000,000   Marietta, GA, MFHR Bonds, Falls at Bells
                  Ferry, Guardian Savings & Loan LOC,
                  3.65%, 1/15/09, optional put 1/15/98 @
                  100                                          6,000,000
                                                          --------------

TOTAL GEORGIA                                                  8,695,000
                                                          --------------
 HAWAII (2.8%)
    2,240,000   Hawaii State Department of Budget &
                  Finance, Special Purpose Mortgage RV,
                  3.75%, 3/1/14, puttable 3/1/98 @ 100         2,240,000
    5,650,000   Hawaii State Department of Budget &
                  Finance, Special Purpose Mortgage RV,
                  Kuakini Medical Center Project, Bank
                  of Hawaii LOC, 3.75% V/R, 7/1/04(a)          5,650,000

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    8,300,000   Hawaii State Housing Finance &
                  Development Corp., MFHR Bonds,
                  Industrial Bank of Japan LOC, 3.95%
                  V/R, 7/1/25(a)                          $    8,300,000
    5,300,000   Hawaii State Housing Finance &
                  Development Corp., MFHR Bonds, Series
                  A, Industrial Bank of Japan LOC, 3.95%
                  V/R, 7/1/25(a)                               5,300,000
                                                          --------------

TOTAL HAWAII                                                  21,490,000
                                                          --------------
 ILLINOIS (12.5%)
    1,000,000   Bedford Park, IL, IDA RV, GTD by CPC
                  International, 5.44% V/R, 11/1/03(a)         1,000,000
    3,885,000   Cook County, IL, Municipal Trust
                  Receipts, Series SG-7, MBIA insured,
                  4.05% V/R, 11/15/23(a)                       3,885,000
    6,000,000   Illinois Development Finance Authority
                  RV, MFHR Bonds, Garden Glen
                  Apartments, GTD by Continental
                  Casualty Co., 4.10% V/R, 12/1/13(a)          6,000,000
      915,000   Illinois Development Finance Authority
                  RV, North Wacker Drive, 4.15% V/R,
                  12/1/15(a)                                     915,000
    5,000,000   Illinois Health Facilities Authority RV,
                  Evanston Hospital Corp., 3.90%,
                  8/15/30, mandatory put 7/31/98 @ 100         5,000,000
    5,000,000   Illinois Health Facilities Authority RV,
                  Evanston Hospital Corp., Series A,
                  3.90%, 3/15/25, mandatory put 10/15/98
                  @ 100                                        5,000,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
   12,000,000   Illinois Health Facilities Authority RV,
                  Evanston Hospital Corp., Series B,
                  3.75%, 8/15/15, mandatory put 1/15/98
                  @ 100                                   $   12,000,000
    1,350,000   Kane Cook & Du Page Counties, IL, GO
                  Bonds, SD #46, Elgin, FGIC insured,
                  9.00%, 1/1/98                                1,355,968
    1,000,000   Lake County, IL, Forest Preservation
                  District, GO Bonds, 6.90%, 2/1/02, P/R
                  2/1/98 @ 102                                 1,025,037
    6,800,000   Lombard, IL, IDA RV, 2500 Highland
                  Avenue, Mid-America Federal Savings &
                  Loan LOC, 4.45% V/R, 12/1/06(a)              6,800,000
    9,885,000   Lombard, IL, MFHR Bonds, Clover Creek
                  Apartments, remarketed 12/15/96,
                  Continental Casualty Surety Bond LOC,
                  3.80%, 12/15/06, mandatory put
                  12/15/97 @100                                9,885,000
    5,200,000   Mount Morris, IL, Housing RV, Brethren
                  Home Project, La Salle National Bank,
                  Chicago LOC, 3.85% V/R, 6/1/27(a)            5,200,000
      490,000   Northwest Suburban Municipal Junction
                  Action, IL, Water Agency, Special
                  Obligation Bonds, Series A, MBIA
                  insured, 3.75%, 5/1/98                         490,000
   11,500,000   Oak Forest, IL, Other RV, Homewood Pool,
                  First National Bank of Chicago LOC,
                  3.85% V/R, 7/1/24(a)                        11,500,000
   19,970,000   Regional Transportation Authority, IL,
                  Transportation RV, AMBAC insured,
                  4.05%
                  V/R, 6/1/24(a)                              19,970,000

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    2,000,000   South Barrington, IL, GO Bonds, Cook
                  County, Harris Trust & Savings Bank
                  LOC, 3.85% V/R, 12/1/15(a)              $    2,000,000
    4,100,000   Springfield, IL, Transportation RV, GTD
                  by Allied Signal, 4.15% V/R,
                  10/15/16(a)                                  4,100,000
                                                          --------------

TOTAL ILLINOIS                                                96,126,005
                                                          --------------
 INDIANA (1.6%)
    1,000,000   Gary, IN, Enviromental Improvement
                  Revenue, PCR Bonds, U.S. Steel Group
                  Project, Bank of Nova Scotia LOC,
                  3.95% V/R, 7/15/02(a)                        1,000,000
    2,500,000   Indiana Hospital Equipment Financing
                  Authority RV, Series A, MBIA insured,
                  3.90% V/R, 12/1/15(a)                        2,500,000
    5,200,000   Indiana State Development Financial
                  Authority, EFA RV, Lutheran Project,
                  First of America LOC, 4.00%
                  V/R, 10/1/17(a)                              5,200,000
    3,500,000   Purdue University, IN, EFA RV, Student
                  Fees, Series H, 3.80% V/R, 7/1/17(a)         3,500,000
                                                          --------------

TOTAL INDIANA                                                 12,200,000
                                                          --------------
 IOWA (5.1%)
    4,600,000   Des Moines, IA, IDA RV, Grand Office
                  Park, GTD by Principal Mutual Life,
                  4.00% V/R, 4/1/15(a)                         4,600,000
    5,000,000   Iowa School Corp., EFA RV, Warrants
                  Certificates, Series A, FSA insured,
                  4.25%, 6/26/98                               5,019,110
   15,000,000   Iowa School Corp., EFA RV, Warrants
                  Certificates, Series B, FSA insured,
                  4.25%, 1/30/98                              15,013,363

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    4,000,000   Urbandale, IA, IDA RV, Aurora Business
                  Park Association Project, GTD by
                  Principal Mutual Life Insurance, 4.00%
                  V/R, 10/1/15(a)                         $    4,000,000
    6,000,000   Urbandale, IA, IDA RV, Interstate Acres
                  L.P. Project, GTD by Principal Mutual
                  Life Insurance, 4.15% V/R, 12/1/14(a)        6,000,000
    4,605,000   Urbandale, IA, IDA RV, Meredith Drive
                  Association Project, GTD by Principal
                  Mutual Life Insurance, 4.00% V/R,
                  11/1/15(a)                                   4,605,000
                                                          --------------

TOTAL IOWA                                                    39,237,473
                                                          --------------
 KANSAS (1.1%)
    2,000,000   Baldwin City, KS, EFA RV, Baker
                  University Project, 9.50%, 10/1/08,
                  P/R 10/1/98 @ 103                            2,146,722
    1,180,000   Kansas State Development Financial
                  Authority RV, Department of
                  Corrections, El Dorado Correctional
                  Facilities, Series J, MBIA insured,
                  3.85%, 8/1/98                                1,180,000
    1,500,000   Olathe, KS, GO Bonds, Series A, 4.50%,
                  6/1/98                                       1,504,332
    2,230,000   Overland Park, KS, GO Bonds, Series A,
                  3.80%, 4/1/98                                2,230,401
    1,200,000   Prairie Village, KS, MFHR Bonds, J.C.
                  Nichols Co. Project, GTD by Principal
                  Mutual Life Insurance, 4.00% V/R,
                  12/1/15(a)                                   1,200,000
                                                          --------------

TOTAL KANSAS                                                   8,261,455
                                                          --------------
 KENTUCKY (0.7%)
    3,000,000   Mayfield, KY, Multi-City Lease RV, PNC
                  Bank LOC, 4.15% V/R, 7/1/26(a)               3,000,000

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    2,500,000   Pendleton County, KY, General RV,
                  Self-Insurance Funding for Kentucky
                  Association of Counties Fund, PNC Bank
                  LOC, 3.95%, 7/1/01, optional put
                  7/1/98 at 100                           $    2,500,000
                                                          --------------
TOTAL KENTUCKY                                                 5,500,000
                                                          --------------
 LOUISIANA (1.1%)
    3,400,000   Plaquemines, LA, Port Harbor & Term
                  District Port Facilities Revenue,
                  Morgan Guaranty LOC, 3.75%, 3/15/06,
                  optional put 3/13/98 @ 100                   3,400,000
    5,100,000   West Baton Rouge Parish, LA, Industral
                  District #3, IDA RV, Dow Chemical Co.
                  Project, Series B, 4.05% V/R,
                  12/1/16(a)                                   5,100,000
                                                          --------------
TOTAL LOUISIANA                                                8,500,000
                                                          --------------
 MARYLAND (1.0%)
    5,000,000   Howard County, MD, MFHR Bonds, Sherwood
                  Crossing Ltd. Project, Guardian
                  Savings & Loan LOC, 3.95%, 6/1/08,
                  mandatory put 6/1/98 @ 100                   5,000,000
    2,500,000   Maryland State, Industrial Authority EDA
                  RV, Johnson Controls, Inc. GTD, 4.05%
                  V/R, 12/1/03(a)                              2,500,000
                                                          --------------
TOTAL MARYLAND                                                 7,500,000
                                                          --------------
 MASSACHUSETTS (0.1%)
    1,000,000   Boston, MA, GO Bonds, Series A, AMBAC
                  insured, 6.75%, 2/1/98                       1,004,757
                                                          --------------
 MICHIGAN (2.0%)
    8,000,000   Detroit, MI, City SD Student Aid Notes,
                  4.50%, 5/1/98                                8,019,760

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    3,100,000   Michigan State, Hospital Finance
                  Authority RV, Hospital Equipment Loan
                  Program, Series A, First of America
                  LOC, 3.90% V/R, 12/1/23(a)              $    3,100,000
    4,000,000   Michigan State, Hospital Financial
                  Authority RV, Hospital Equipment Loan
                  Program, Series A, First of America
                  LOC, 3.90% V/R, 12/1/23(a)                   4,000,000
                                                          --------------

TOTAL MICHIGAN                                                15,119,760
                                                          --------------
 MINNESOTA (6.3%)
    5,000,000   Crystal, MN, MFHR Bonds, Crystal
                  Apartments L.P. Project, 3.95% V/R,
                  5/1/27(a)                                    5,000,000
    4,900,000   Mankato, MN, MFHR Bonds, Highland Hills
                  Project, First Bank LOC, 3.95% V/R,
                  5/1/27(a)                                    4,900,000
    4,350,000   Minneapolis, MN, Hospital Facilities RV,
                  Life Span Inc., Series B, COLL by USG,
                  9.13%, 12/1/14, P/R 12/1/97 @ 102            4,437,000
    4,005,000   Minnesota SD Tax & Aid Anticipation,
                  BPC, Series A, 3.80%, 8/13/98                4,004,398
    1,740,000   Minnesota SD Tax & Aid Anticipation, BPC
                  COP, Series B, 3.65%, 3/10/98                1,740,000
    3,000,000   Minnesota SD Tax & Aid Anticipation, BPC
                  COP, Series B, 3.85%, 9/3/98                 3,000,000
    5,000,000   Minnesota State Housing Finance Agency,
                  SFM RV, Series G, 4.15%, 1/1/18,
                  P/R 12/1/98 @ 100                            5,000,905
      635,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  B, ETM, 5.00%, 1/1/98                          635,675

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    4,660,000   Spring Lake Park, MN, Independent SD
                  #16, GO Bonds, Tax Anticipation
                  Certificate Indebture, 3.73%, 2/13/98   $    4,660,000
    1,705,000   St. Paul, MN, Housing & Redevelopment
                  Authority Commercial Development RV,
                  Park Development Association Project,
                  First Star Milwaukee LOC, 4.05% V/R,
                  12/1/15(a)                                   1,705,000
   11,700,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Utilities RV, Local De
                  France LOC, 3.90% V/R, 12/1/12(a)           11,700,000
    1,000,000   St. Paul, MN, Port Authority IDA RV,
                  Texas Project, Series A, U.S. Bank
                  N.A. LOC, 3.95% V/R, 6/1/10(a)               1,000,000
      940,000   West St. Paul, MN, Independent SD #197,
                  GO Bonds, Capital Appreciation School
                  Building Project, MBIA insured, 0.00%
                  (3.75% effective yield), 2/1/98                934,136
                                                          --------------

TOTAL MINNESOTA                                               48,717,114
                                                          --------------
 MISSISSIPPI (0.6%)
    4,500,000   Jackson County, MS, Water System RV,
                  4.50%, 11/1/24, optional put 2/2/98 @
                  100                                          4,500,000
                                                          --------------
 MISSOURI (4.1%)
    1,000,000   Camden County, MO, Public Facilities
                  Authority Leasehold RV, Law
                  Enforcement Center Project, MBIA
                  insured, 4.00%, 10/1/98                      1,001,037

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    2,670,000   Desloge, MO, IDA RV, National HealthCorp
                  Project, Bank of Tokyo-Mitsubishi LOC,
                  3.90%
                  V/R, 12/1/10(a)                         $    2,670,000
    2,655,000   Dunklin County, MO, IDA RV, National
                  HealthCorp Project, Bank of Tokyo Ltd.
                  LOC, 3.90% V/R, 12/1/10(a)                   2,655,000
    3,000,000   Independence, MO, IDA RV, Resthaven
                  Project, Credit Local de France LOC,
                  3.90% V/R, 2/1/25(a)                         3,000,000
   13,975,000   Kansas City, MO, IDA, MFHR Bonds, Coach
                  House II Project, GTD by Principal
                  Mutual Life Insurance, 4.00% V/R,
                  12/1/15(a)                                  13,975,000
    2,200,000   Kansas City, MO, IDA, MFHR Bonds, J.C.
                  Nichols Co. Project, GTD by Principal
                  Mutual Life Insurance, 4.00% V/R,
                  5/1/15(a)                                    2,200,000
    3,200,000   Missouri State, HEFA RV, Anticipation
                  Notes, Series A, 4.00%, 11/12/98             3,204,304
    3,100,000   St. Louis County, MO, IDA, MFHR Bonds,
                  Cedar Run Apartments, remarketed
                  1/2/97, 4.05% V/R, 12/1/25(a)                3,100,000
                                                          --------------

TOTAL MISSOURI                                                31,805,341
                                                          --------------
 MONTANA (1.5%)
    6,355,000   Montana State Board of Investments,
                  Municipal Finance Contruction,
                  Intercap Program RV, 3.65%, 3/1/05,
                  optional put 3/1/98 @ 100                    6,354,919

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    4,815,000   Montana State Board of Investments,
                  Municipal Finance Construction,
                  Intercap Program RV, 3.65%, 3/1/10,
                  optional put 3/1/98 @ 100               $    4,810,427
                                                          --------------

TOTAL MONTANA                                                 11,165,346
                                                          --------------
 NEBRASKA (0.3%)
    1,980,000   Nebraska Investment Financial Authority
                  RV, Catholic Health Initiatives,
                  Series A, 4.25%, 12/1/98                     1,986,701
                                                          --------------
 NEW JERSEY (0.5%)
    1,035,000   Camden County, NJ, Municipal Utilities
                  Authority Sewer RV, FGIC insured,
                  8.25%, 12/1/17,
                  P/R 12/1/97 @ 102                            1,055,700
      500,000   Monmouth County, NJ, GO Bonds, Import
                  Authority Revenue, Correctional
                  Facilities, Monmouth Project, 6.00%,
                  8/1/98                                         506,950
    2,400,000   New Jersey State, EFA RV, Series SG 48,
                  MBIA insured, 4.00% V/R, 7/1/26(a)           2,400,000
                                                          --------------

TOTAL NEW JERSEY                                               3,962,650
                                                          --------------
 NEW MEXICO (2.0%)
    2,500,000   Bloomfield, NM, GO Bonds, Series A, La
                  Salle National Bank LOC, 4.05%
                  V/R, 11/15/10(a)                             2,500,000
    2,760,000   Espanola, NM, Health Care RV, Series A,
                  La Salle National Bank LOC, 4.05% V/R,
                  11/15/10(a)                                  2,760,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    3,000,000   New Mexico Mortgage Finance Authority,
                  SFM RV, Issue 1, COLL by FNMA/GNMA,
                  3.85%, 7/1/28, mandatory put 10/15/98
                  @ 100                                   $    3,000,000
    5,000,000   New Mexico State TRANS, Series A, 4.50%,
                  6/30/98                                      5,018,697
    1,735,000   Silver City, NM, GO Bonds, Series A, La
                  Salle National Bank LOC, 4.05% V/R,
                  11/15/10(a)                                  1,735,000
                                                          --------------

TOTAL NEW MEXICO                                              15,013,697
                                                          --------------
 NEW YORK (7.0%)
    3,200,000   County of Westchester, NY, IDA RV,
                  Industrial Bank of Japan and Sanwa
                  Bank LOC, 4.00% V/R, 7/1/98                  3,200,000
    5,200,000   New York State Dorm Authority RV,
                  Municipal Securities Receipts, Series
                  CMC1B, AMBAC insured, 4.05% V/R,
                  2/15/08(a)                                   5,200,000
    3,900,000   New York State Dorm Authority RV,
                  Municipal Securities Receipts, Series
                  CMC2A, 4.05% V/R, 2/1/06(a)                  3,900,000
    3,900,000   New York State Dorm Authority RV,
                  Municipal Securities Receipts, Series
                  CMC2B, 4.05% V/R, 2/1/07(a)                  3,900,000
    2,500,000   New York State Local Government
                  Assistance Corp., RV, Series SG 99,
                  AMBAC insured, 4.05% V/R, 4/1/11(a)          2,500,000
    3,000,000   New York State Medical Care Facilities
                  Financial Agency, Health Care RV,
                  4.10% V/R, 8/15/22(a)                        3,000,000

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    3,540,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, Class
                  A Certificates, Series F, FHA insured,
                  4.05% V/R, 2/15/27(a)                   $    3,540,000
    9,795,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, Credit
                  Suisse LOC, 4.05% V/R, 2/1/13(a)             9,795,000
    6,545,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, FHA
                  insured, 4.00% V/R, 2/15/05(a)               6,545,000
    6,620,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, FHA
                  insured, 4.00% V/R, 2/15/05(a)               6,620,000
    2,600,000   New York, NY, GO Bonds, Series B-2,
                  Morgan Guaranty Trust LOC, 4.50% V/R,
                  8/15/20(a)                                   2,600,000
    3,100,000   New York, NY, GO Bonds, Series C,
                  Norinchukin Bank Ltd. LOC, 3.80%
                  V/R, 10/1/23(a)                              3,100,000
                                                          --------------

TOTAL NEW YORK                                                53,900,000
                                                          --------------
 NORTH CAROLINA (0.4%)
    3,000,000   Person County, NC, Industrial Facilities
                  & Pollution Control Financing
                  Authority, PCR Bonds, GTD by Carolina
                  Power & Light Co., 4.15% V/R,
                  11/1/19(a)                                   3,000,000
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 OHIO (1.9%)
    5,200,000   Hamilton County, OH, IDA RV, Community
                  Urban Redevelopment Project, National
                  Westminster LOC, 3.95% V/R,
                  10/15/12(a)                             $    5,200,000
    5,000,000   Ohio State, IDA RV, U.S. Steel Corp.,
                  Sanwa Bank Ltd. LOC, 4.20% V/R,
                  5/1/11(a)                                    5,000,000
    4,400,000   Wooster, OH, IDA RV, Allen Group, Inc.,
                  First Chicago NBD LOC, 4.15% V/R,
                  12/1/10(a)                                   4,400,000
                                                          --------------

TOTAL OHIO                                                    14,600,000
                                                          --------------
 OKLAHOMA (1.0%)
    2,625,000   Oklahoma County, IDA RV, Carbon Office,
                  FGIC insured, 3.90% V/R, 12/1/14(a)          2,625,000
    2,615,000   Oklahoma County, OK, Finance Authority,
                  IDA RV, Perrine Office Project, FGIC
                  insured, 3.90% V/R, 12/1/14(a)               2,615,000
    2,200,000   Oklahoma State, Water Reserve Board
                  State Loan Program RV, 3.70%, 9/1/26,
                  mandatory put 3/2/98 @ 100                   2,200,000
                                                          --------------

TOTAL OKLAHOMA                                                 7,440,000
                                                          --------------
 OREGON (0.4%)
    3,000,000   Klamath Falls, OR, Electric RV, Salt
                  Caves Hydroelectric, Series C, 4.50%,
                  5/1/23, mandatory put 5/1/98 @ 100           3,008,086
                                                          --------------
 PENNSYLVANIA (4.3%)
    9,000,000   Allegheny County, PA, IDA, PCR Bonds,
                  Commerzbank LOC, 3.80%, 2/4/98               9,000,000

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    1,000,000   Berks County, PA, IDA RV, GTD by CNA
                  Insurance, 3.80% V/R, 7/1/16(a)         $    1,000,000
    1,100,000   Butler County, PA, IDA, PCR Bonds,
                  Pennzoil Co. Project, Mellon Bank LOC,
                  4.30% V/R, 12/1/12(a)                        1,100,000
    4,890,000   Chartiers Valley, PA, Industrial &
                  Commercial Development Authority, IDA
                  RV, GTD by ADP, Inc., 4.09% V/R,
                  11/15/17(a)                                  4,890,000
   10,000,000   Harrisburg, PA, Authority RV, Adjusted
                  PA Pool Financing Fund, 3.95%
                  V/R, 7/1/21(a)                              10,000,000
    2,590,000   Pennsylvania Intergovernmental Coop
                  Authority, Special Tax RV, MBIA
                  insured, 4.00% V/R, 6/15/23(a)               2,590,000
    4,300,000   Quakertown, PA, Health Care RV, Hospital
                  Group Pooled Financing, Series A, PNC
                  Bank LOC, 4.05%
                  V/R, 7/1/26(a)                               4,300,000
                                                          --------------
TOTAL PENNSYLVANIA                                            32,880,000
                                                          --------------
 RHODE ISLAND (0.2%)
    1,400,000   Rhode Island Housing & Mortgage Finance
                  Corp., Housing RV, Series 22-A, GTD by
                  FGIC Capital, 3.65%, 4/1/27, mandatory
                  put 12/2/97 @ 100                            1,400,000
                                                          --------------
 SOUTH CAROLINA (2.6%)
    8,355,000   South Carolina State, Public Service
                  Authority RV, Series SG-2, MBIA
                  insured, 4.05% V/R, 7/1/21(a)                8,355,000
    5,855,000   South Carolina State Public Service
                  Authority RV, Utilities RV, FGIC
                  insured, 4.05% V/R, 1/1/23(a)                5,855,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    5,000,000   York County, SC, PCR Bonds, North
                  Carolina Electric Project, GTD by CFC,
                  3.70%, 9/15/14, optional put 3/15/98 @
                  100                                     $    5,000,000
    1,000,000   York County, SC, SD #003, GO Bonds, Rock
                  Hill, COLL by USG, 7.50%, 6/1/02, P/R
                  6/1/98 @ 102                                 1,037,754
                                                          --------------

TOTAL SOUTH CAROLINA                                          20,247,754
                                                          --------------
 TENNESSEE (0.3%)
    1,500,000   Metropolitan Governments of Nashville &
                  Davidson Counties, TN, HEFA RV,
                  Vanderbilt University, Series A, GO of
                  University, 3.65%, 1/15/14, optional
                  put 1/15/98 @ 100                            1,500,000
    1,000,000   Tennessee State, GO Bonds, Series A,
                  5.50%, 3/1/98                                1,004,386
                                                          --------------

TOTAL TENNESSEE                                                2,504,386
                                                          --------------
 TEXAS (6.5%)
    1,100,000   Bexar County, TX, Housing Finance Corp.,
                  MFHR Bonds, Creightons Mill
                  Development Project, Series A, GTD by
                  New England Mutual Life Insurance Co.,
                  4.00% V/R, 8/1/06(a)                         1,100,000
    4,950,000   Bexar County, TX, Housing Finance Corp.,
                  MFHR Bonds, Park Hill Development
                  Project, Series B, GTD by New England
                  Mutual Life Insurance Co., 4.00% V/R,
                  6/1/05(a)                                    4,950,000
    1,800,000   City of Fort Worth, TX, CIBC LOC, 3.80%,
                  3/12/98                                      1,800,000
   10,000,000   City of Fort Worth, TX, CIBC LOC, 3.85%,
                  3/12/98                                     10,000,000

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
      505,000   College Station, TX, GO Bonds, FGIC
                  insured, 7.50%, 2/15/98                 $      508,806
   15,000,000   Harris County, TX, Health Care
                  Facilities RV, 4.35% V/R, 12/1/25,
                  mandatory tender 12/1/98 @ 100              15,000,000
    5,200,000   Harris County, TX, Housing Finance
                  Corp., MFHR Bonds, Arbor II Limited
                  Project, Guardian Savings & Loan LOC,
                  3.95%, 10/1/05, mandatory put 10/1/98
                  @ 100                                        5,200,000
      920,000   Tarrant County, TX, MFHR Bonds, SF
                  Apartments Project, Suntrust Bank,
                  Nashville LOC, 4.05%
                  V/R, 11/1/17(a)                                920,000
    2,800,000   Texas State, GO Bonds, PFA, Series A,
                  5.00%, 10/1/98                               2,825,985
    7,700,000   Trinity River, TX, IDA Bonds, ADP Inc.
                  Project, ADP Inc. LOC, 4.15%
                  V/R, 1/1/13(a)                               7,700,000
                                                          --------------

TOTAL TEXAS                                                   50,004,791
                                                          --------------
 UTAH (1.7%)
    4,240,000   Davis County, UT, MFHR Bonds, Fox Creek
                  Apartments, Series A, FNMA COLL, 4.00%
                  V/R, 7/15/27(a)                              4,240,000
    3,500,000   Intermountain Power Agency, UT, Power
                  Supply RV, Series E, Swiss Bank LOC,
                  3.75%, 7/1/14, optional put 3/16/98 @
                  100                                          3,500,000
    5,000,000   Intermountain Power Agency, UT, Power
                  Supply RV, Series E, GTD by Morgan
                  Guaranty, 3.80%, 7/1/21, optional put
                  6/15/98 @ 100                                5,000,000
                                                          --------------

TOTAL UTAH                                                    12,740,000
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 VIRGINIA (1.6%)
    7,500,000   Harrisonburg, VA, MFHR Bonds, Rolling
                  Brook Village Apartments, Series A,
                  Guardian Savings & Loan LOC, 3.70%,
                  2/1/26, mandatory put 2/1/98 @ 100      $    7,500,000
    3,700,000   Henrico County, VA, IDA RV, Hermitage
                  Project, Nationsbank of Virginia LOC,
                  3.95% V/R, 5/1/24(a)                         3,700,000
      700,000   Virginia State Public School Authority,
                  GO Bonds, Series A, 7.00%, 1/1/98              701,896
                                                          --------------

TOTAL VIRGINIA                                                11,901,896
                                                          --------------
 WASHINGTON (4.1%)
    5,800,000   Port Seattle, WA, IDA RV, Sysco Food
                  Services Project, 4.05% V/R,
                  11/1/25(a)                                   5,800,000
    2,500,000   Seattle, WA, IDA RV, Longview Fibre Co.,
                  ABN AMRO LOC, 3.90% V/R, 1/1/03(a)           2,500,000
    7,900,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #1,
                  Municipal Securities Trust Receipts,
                  Series CMC2, AMBAC insured, 4.05%
                  V/R, 7/1/07(a)                               7,900,000
    9,900,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #1, Series
                  C, AMBAC insured, 4.05% V/R, 7/1/07(a)       9,900,000
    1,000,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #3, Series
                  13, MBIA insured, 4.05% V/R, 7/1/15(a)       1,000,000

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
      660,000   Washington State Housing Finance
                  Commission, SFM RV, Series 1N-S,
                  3.95%, 12/1/17, mandatory tender
                  4/1/98 @ 100                            $      660,000
    3,380,000   Washington State, Health Care Facilities
                  Authority RV, Catholic Health
                  Initiatives, Series B, MBIA insured,
                  4.25%, 12/1/98                               3,392,275
                                                          --------------
TOTAL WASHINGTON                                              31,152,275
                                                          --------------
 WASHINGTON, D.C. (1.2%)
    3,100,000   District Columbia, GO Bonds, Series A-4,
                  Societe Generale, LOC, 4.10%
                  V/R, 10/1/07(a)                              3,100,000
      300,000   District of Columbia, EFA RV, Catholic
                  University, Series A, Sanwa Bank Ltd.
                  LOC, 4.25% V/R, 12/1/09(a)                     300,000
    6,000,000   District of Columbia, GO Bonds, First
                  Union National Bank LOC, 4.05% V/R,
                  9/30/98                                      6,000,000
                                                          --------------
TOTAL WASHINGTON, D.C.                                         9,400,000
                                                          --------------
 WISCONSIN (4.6%)
    1,000,000   Beloit & Rock County, WI, IDA RV, GTD by
                  CPC International, 5.44% V/R,
                  4/1/19(a)                                    1,000,000
    1,250,000   Delavan Darien, WI, SD, BANS, 4.15%,
                  4/15/98                                      1,251,056
    5,000,000   Green Bay, WI, Area Public SD, BANS,
                  3.84%, 2/2/98                                5,000,000
    1,405,000   Johnson Controls, Inc., Tax-Exempt Bond,
                  Grantor Trust, Wachovia Corp. LOC,
                  4.35% V/R, 10/1/01(a)                        1,405,000
    1,670,000   Lodi, WI, SD BANS, 4.40%, 4/15/98              1,671,967

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    5,000,000   Manitowoc, WI, Public SD, EFA RV, BANS,
                  4.00%, 10/1/98                          $    5,004,362
    1,060,000   Milwaukee, WI, IDA RV, Longview Fibre
                  Co. Project, 3.90% V/R, 1/1/03(a)            1,060,000
    1,115,000   Milwaukee, WI, PCR Bonds, GTD by Johnson
                  Controls, Inc., 4.20% V/R, 12/1/97           1,115,000
    6,500,000   Oshkosh, WI, Area SD, EFA RV, TANS,
                  4.15%, 8/24/98                               6,511,978
    9,635,000   Southeast WI, Professional Baseball Park
                  District, Sales Tax RV, MBIA insured,
                  4.00% V/R, 12/15/13(a)                       9,635,000
    1,000,000   Wisconsin HEFA RV, Alverno College
                  Project, Series B, COLL by USG, 7.32%,
                  5/31/00, P/R 5/31/98 @ 101                   1,025,761
    1,000,000   Wisconsin State, GO Bonds, Series G,
                  6.20%, 5/1/98                                1,009,727
                                                          --------------

TOTAL WISCONSIN                                               35,689,851
                                                          --------------
 WYOMING (0.1%)
    1,000,000   Green River, WY, PCR Bonds, Allied Corp.
                  Project, GTD by Allied Signal Corp.,
                  4.59% V/R, 12/1/12(a)                        1,000,000
                                                          --------------
 ALL OTHER (0.4%)
    3,190,000   Puttable Floating Option, Tax-Exempt
                  Receipts, Series PPT-4, AMBAC insured,
                  4.15% V/R, 10/11/30(a)                       3,190,000
                                                          --------------

TOTAL INVESTMENTS (100.0%)                                $  768,010,100
                                                          --------------
                                                          --------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONCLUDED)                          NOVEMBER 30, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
(a) Certain rate securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on November 30, 1997.

ABBREVIATIONS

AMBAC      American Municipal Bond Assurance
           Corporation
BANS       Bond Anticipation Notes
BPC        Borrowing Program Certificates
CAPMAC     Capital Market Assurance Corporation
CIBC       Canadian Imperial Bank of Commerce
COLL       Collateralized
COP        Certificate of Participation
EDA        Economic Development Authority
EFA        Educational Facilities Authority
ETM        Escrowed to Maturity
FFCB       Federal Farm Credit Bank
FGIC       Financial Guaranty Insurance Company
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance, Inc.
GNMA       Government National Mortgage Association
GO         General Obligation
GTD        Guaranteed
HEFA       Higher Education Facilities Authority
HFA        Housing Finance Authority
IDA        Industrial Development Authority
LOC        Letter of Credit
MBIA       Municipal Bond Insurance Association
MFHR       Multi Family Housing Revenue
NBD        National Bank Detroit
P/R        Prerefunded
PCR        Pollution Control Revenue
PFA        Public Finance Authority
RV         Revenue Bonds
SD         School District
SF         Single Family
SFM        Single Family Mortgage
SLMA       Student Loan Marketing Association
TANS       Tax Anticipation Note
TRANS      Tax & Revenue Anticipation Notes
TVA        Tennessee Valley Authority
USG        U.S. Governments
UST        U.S. Treasury
V/R        Variable rate

                                                                    [LOGO]
See Notes to Schedules of Investments.

                             CORE TRUST (DELAWARE)
                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1997
                                  (unaudited)

                             Money Market Portfolio
                          Prime Money Market Portfolio

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                         MONEY       PRIME MONEY
                                        MARKET         MARKET
                                       PORTFOLIO      PORTFOLIO
                                     -------------  -------------
ASSETS:
  Investments: (Note 2)
    Investments at cost............  $2,035,757,501 $2,642,495,009
                                     -------------  -------------
  Cash.............................            536              -
  Interest and other receivables...      9,989,371     13,408,756
  Organization costs, net of
    amortization (Note 2)..........         14,181         14,181
                                     -------------  -------------
TOTAL ASSETS:......................  2,045,761,589  2,655,917,946
                                     -------------  -------------
LIABILITIES:
  Payable to Adviser (Note 3)......        178,679        728,771
  Payable to other related parties
    (Note 3).......................          6,320        105,252
  Accrued expenses.................         15,957        210,261
                                     -------------  -------------
TOTAL LIABILITIES..................        200,956      1,044,284
                                     -------------  -------------
NET ASSETS.........................  $2,045,560,633 $2,654,873,662
                                     -------------  -------------
                                     -------------  -------------
COMPONENTS OF NET ASSETS
  Investors' capital...............  $2,045,560,633 $2,654,873,662
                                     -------------  -------------
NET ASSETS.........................  $2,045,560,633 $2,654,873,662
                                     -------------  -------------
                                     -------------  -------------

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE PERIOD ENDED NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                   MONEY       PRIME MONEY
                                                  MARKET          MARKET
                                               PORTFOLIO(a)    PORTFOLIO(a)
                                               -------------   ------------
INVESTMENT INCOME:
  Interest income............................  $ 31,244,729    $40,660,418
                                               -------------   ------------
EXPENSES:
  Investment advisory (Note 3)...............       756,406      2,358,258
  Management (Note 3)........................       269,507        351,355
  Custody....................................        58,011         74,381
  Legal (Note 3).............................         8,086         35,507
  Accounting (Note 3)........................        22,387         60,387
  Audit......................................         8,969         16,969
  Trustees...................................         1,115          1,352
  Amortization of organization costs (Note
    2).......................................         1,013          1,013
  Miscellaneous..............................         1,966        126,399
                                               -------------   ------------
Total expenses...............................     1,127,460      3,025,621
  Fees waived (Note 4).......................      (480,578)             -
                                               -------------   ------------
Net expenses.................................       646,882      3,025,621
                                               -------------   ------------
NET INVESTMENT INCOME (LOSS).................    30,597,847     37,634,797
                                               -------------   ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS
  SOLD.......................................       (17,877)       (21,075)
                                               -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................  $ 30,579,970    $37,613,722
                                               -------------   ------------
                                               -------------   ------------

------------------------------

(a) See Note 1 of notes to financial statements for commencement of operations.

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 STATEMENTS OF CHANGES IN NET ASSETS      FOR THE PERIOD ENDED NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                                                     MONEY        PRIME MONEY
                                                                                    MARKET          MARKET
                                                                                   PORTFOLIO       PORTFOLIO
                                                                                 -------------  ---------------
NET ASSETS -- AUGUST 23, 1997 (COMMENCEMENT OF OPERATIONS).....................  $          10   $          10
                                                                                 -------------  ---------------
OPERATIONS:
  Net investment income (loss).................................................     30,597,847      37,634,797
  Net realized gain (loss) on investments sold.................................        (17,877)        (21,075)
                                                                                 -------------  ---------------
      Net increase (decrease) in net assets resulting from operations..........     30,579,970      37,613,722
                                                                                 -------------  ---------------
TRANSACTIONS IN INVESTOR'S BENEFICIAL INTERESTS
  Contributions................................................................  2,759,420,233   3,427,301,013
  Withdrawals..................................................................   (744,439,580)   (810,041,083)
                                                                                 -------------  ---------------
      Net increase (decrease) in net assets from transactions from investors'
        beneficial interests...................................................  2,014,980,653   2,617,259,930
                                                                                 -------------  ---------------
      Net increase (decrease) in net assets....................................  2,045,560,623   2,654,873,652
                                                                                 -------------  ---------------
NET ASSETS -- NOVEMBER 30, 1997 (UNAUDITED)....................................  $2,045,560,633  $2,654,873,662
                                                                                 -------------  ---------------
                                                                                 -------------  ---------------

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 FINANCIAL HIGHLIGHTS (unaudited)

--------------------------------------------------------------------------------

                                                                                             RATIOS TO AVERAGE
                                                                                                NET ASSETS
                                                                               ---------------------------------------------
                                                                                                                   NET
                                                                                    NET           GROSS        INVESTMENT
                                                                                 EXPENSES      EXPENSES(c)       INCOME
                                                                               -------------  -------------  ---------------
MONEY MARKET PORTFOLIO
  Period Ended November 30, 1997(a)..........................................         0.12%(b)        0.21%(b)         5.68%(b)

PRIME MONEY MARKET PORTFOLIO
  Period Ended November 30, 1997(a)..........................................         0.43%(b)        0.43%(b)         5.36%(b)

(a) See Note 1 of notes to financial statements for periods covered.
(b) Annualized.
(c) Ratio of gross expenses to average net assets does not reflect fees waived.

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Core Trust (Delaware) ("Core Trust"), organized as a Delaware business trust, was formed on September 1, 1994. Core Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has twenty separate investment portfolios. These financial statements relate to Money Market Portfolio and Prime Money Market Portfolio, (each a "Portfolio" and collectively the "Portfolios"), each of which is diversified. The Portfolios commenced operations on August 23, 1997. Interests in the Portfolios are sold in private placement transactions without any sales charge to qualified investors, including open-end, management investment companies.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Portfolios:

PORTFOLIO VALUATION - Core Trust determines the net asset value per share of each Portfolio as of 1:00 p.m., Pacific time, on each Portfolio business day utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS - The Portfolios may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolio may have difficulties with the disposition of such securities held as collateral.

ORGANIZATIONAL COSTS - The costs incurred by each Portfolio in connection with its organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Portfolio's operations.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of a Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain has been distributed by the Portfolio.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Securities transactions are recorded on a trade date basis, interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost. The cost basis of investments for federal income tax purposes at November 30, 1997 is the same as for financial accounting purposes.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser of Money Market Portfolio and Prime Money Market Portfolio is Norwest Investment Management, Inc., a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"), a subsidiary of Norwest Corporation. The investment advisers receive advisory fees from Core Trust with respect to Money Market Portfolio and Prime Money Market Portfolio at annual rates of 0.20% and 0.40% , respectively, of the average daily net assets for the first $300 million of net assets of each Portfolio, declining to 0.12% and 0.32%, respectively, of the average daily net assets in excess of $700 million.

ADMINISTRATIVE - The administrator of Core Trust is Forum Administrative Services, LLC ("FAS"). FAS receives an administration fee from 0.05% of the average daily net assets of each portfolio. In addition, for the period ended November 30, 1997, certain legal expenses were charged to the Portfolios by FAS. The respective amounts for Money Market Portfolio and Prime Money Market Portfolio were $498 and $649.

CUSTODIAN - Norwest serves as the custodian for the Core Portfolios and is entitled to receive a fee of 0.02% of the first $100 million of the Portfolio's average daily net assets, 0.015% of the next $100 million of the Portfolio's average daily net assets and 0.01% of the Portfolio's remaining average daily net assets.

PLACEMENT AGENT - Forum Financial Services, Inc.-Registered Trademark- acts as Core Trust's placement agent pursuant to a separate agreement with Core Trust and receives no compensation for its services.

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides portfolio accounting and interestholder recordkeeping services to each Portfolio pursuant to a separate agreement.

 NOTE 4. WAIVER OF FEES

For the period ended November 30, 1997, Norwest voluntarily has waived a portion of its advisory fees and FAS voluntarily has waived a portion of its administration fees for Money Market Portfolio in the amounts of $217,392 and $263,187, respectively. Norwest and Forum, at their discretion, may revise or discontinue the voluntary fee waivers at any time.

                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)                          NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                         MONEY MARKET PORTFOLIO
------------------------------------------------------------------------
 ASSET BACKED SECURITIES (1.7%)
   34,673,107   WFP Tower B Finance Corp., Short-Term
                  STEERS Trust, Series 1996 A, 5.69%
                  V/R, 12/8/97(a)(c)                      $   34,673,051
                                                          --------------
 BANK NOTES (0.5%)
   10,000,000   Abbey National Treasury Services, 5.75%,
                  2/5/98                                       9,996,480
                                                          --------------
 CERTIFICATES OF DEPOSIT (7.5%)
   27,200,000   Bankers Trust Co., 5.91%, 8/7/98              27,183,866
   20,000,000   Banque National de Paris, New York
                  Branch, 5.66%, 12/31/97                     19,997,058
   20,000,000   Christiania Bank, New York Branch,
                  5.70%, 2/6/98                               20,000,000
   10,000,000   Deutsche Bank, New York Branch, 6.17%,
                  5/22/98                                      9,998,655
   10,000,000   Societe Generale, New York Branch,
                  6.10%, 3/25/98                               9,999,106
   10,000,000   Societe Generale, New York Branch,
                  6.19%, 5/11/98                               9,999,160
   20,000,000   Societe Generale, New York Branch,
                  5.97%, 9/15/98                              19,992,463
   35,000,000   Standard Chartered Bank, New York
                  Branch, 5.63%, 12/19/97                     35,000,170
                                                          --------------

TOTAL CERTIFICATES OF DEPOSIT                                152,170,478
                                                          --------------
 COMMERCIAL PAPER (55.0%)
   22,000,000   ABN AMRO, North America Finance, Inc.,
                  5.48%, 12/4/97                              21,989,962
    8,850,000   ABN AMRO, North America Finance, Inc.,
                  5.47%, 12/5/97                               8,844,623
   25,000,000   AGA Capital Inc., 5.94%, 1/30/98              24,752,500
   11,809,000   Anchor Funding Corp., 5.63%, 1/9/98           11,736,975
   14,250,000   Apex Funding Corp., 5.59%, 12/5/97            14,241,149
   50,050,000   Apex Funding Corp., 6.06%, 1/20/98            49,628,746

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   10,000,000   Apex Funding Corp., 5.75%, 1/30/98        $    9,904,167
   35,000,000   Atlas Funding Corp., 5.65%, 1/16/98           34,747,320
    5,000,000   Atlas Funding Corp., 6.20%, 1/21/98            4,956,083
   30,000,000   Atlas Funding Corp., 5.70%, 1/30/98           29,715,000
    2,000,000   Banca CRT Financial Corp., 5.60%, 2/2/98       1,980,401
    2,000,000   Banca CRT Financial Corp., 5.58%, 2/9/98       1,978,300
    6,000,000   Banca CRT Financial Corp., 5.58%,
                  2/11/98                                      5,932,881
   11,922,000   Banca CRT Financial Corp., 5.60%, 4/6/98      11,688,329
   22,000,000   Bankers Trust New York Corp., 5.54%,
                  12/29/97                                    21,905,206
   24,000,000   Bankers Trust New York Corp., 5.60%,
                  3/11/98                                     23,626,667
   20,000,000   Banner Receivables Corp., 5.63%, 1/8/98       19,881,145
   25,000,000   Banner Receivables Corp., 5.95%, 1/13/98      24,822,327
   19,193,000   Banner Receivables Corp., 5.74%, 2/4/98       18,994,086
    6,940,000   Bavaria GLB Corp., 5.80%, 2/18/98              6,851,669
   45,000,000   Bear Stearns Cos. Inc., 5.78%, 12/1/97        45,000,000
    7,500,000   CC (USA) Inc., 5.59%, 3/10/98                  7,384,707
   10,000,000   CPI Funding Corp., 5.60%, 12/26/97             9,961,111
   30,000,000   CPI Funding Corp., 5.64%, 2/25/98             29,595,800
   40,000,000   CPI Funding Corp., 5.61%, 3/25/98             39,289,400
   25,500,000   Certain Funding Corp., 5.75%, 2/17/98         25,182,313
   27,517,000   Creative Capital Corp., 5.60%, 1/16/98        27,318,982
   11,000,000   Ford Motor Credit Co., 5.51%, 12/29/97        10,952,859
   10,000,000   Galicia Funding Corp., 5.60%, 6/12/98          9,699,779

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   73,055,000   General Electric Capital Corp., 5.80%,
                  12/1/97                                 $   73,055,000
   19,500,000   General Electric Capital Corp., 5.56%,
                  4/24/98                                     19,066,321
   28,896,000   Industrial Funding Corp., 5.64%, 2/27/98      28,497,620
   20,000,000   Internationale Nederlanden (U.S.)
                  Funding Corp., 5.56%, 4/15/98               19,583,001
   20,000,000   Madison Funding Corp., 5.58%, 12/2/97         19,996,900
   10,000,000   Madison Funding Corp., 5.58%, 12/4/97          9,995,350
   28,000,000   New Center Asset Trust A-1+, 5.52%,
                  12/31/97                                    27,871,201
   22,000,000   Nordbanken North America, Inc., 5.53%,
                  12/10/97                                    21,969,585
   13,000,000   Nordbanken North America, Inc., 5.62%,
                  12/12/97                                    12,977,676
   40,000,000   Old Line Funding Corp., 5.78%, 1/14/98        39,717,422
   25,000,000   Rabobank USA Financial Corp., 5.55%,
                  4/14/98                                     24,483,543
   18,649,000   Repeat Offering Securitization Entity,
                  5.78%, 1/15/98                              18,514,261
   16,250,000   Sigma Finance, Corp., 5.57%, 12/1/97          16,250,000
    4,000,000   Sigma Finance, Corp., 5.54%, 2/2/98            3,961,221
    7,000,000   Sigma Finance, Corp., 5.54%, 2/2/98            6,932,135
   17,000,000   Sigma Finance, Corp., 5.50%, 2/4/98           16,831,181
   13,000,000   Sigma Finance, Corp., 5.59%, 2/18/98          12,840,530
   20,000,000   Sigma Finance, Corp., 5.59%, 3/10/98          19,692,551
   18,500,000   Sigma Finance, Corp., 5.64%, 4/20/98          18,094,234
   15,000,000   Strategic Asset Funding Corp., 5.75%,
                  1/30/98                                     14,856,250
   15,900,000   Svenska Handlesbanken, Inc., 5.54%,
                  12/31/97                                    15,826,596
   10,300,000   TI Group Inc., 5.55%, 12/31/97                10,252,363

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   20,000,000   Thames Asset Global Securitization, No.
                  1, Inc., 5.62%, 1/15/98                 $   19,859,500
   26,750,000   Thames Asset Global Securitization, No.
                  1, Inc., 5.75%, 2/17/98                     26,416,740
   10,000,000   Thames Asset Global Securitization, No.
                  1, Inc., 5.80%, 2/23/98                      9,864,667
    5,580,000   Tri-Lateral Capital (USA), Inc., 5.65%,
                  12/8/97                                      5,573,870
   25,612,000   Tri-Lateral Capital (USA), Inc., 5.65%,
                  1/13/98                                     25,439,155
   15,000,000   Twin Towers Inc., 5.60%, 1/15/98              14,895,000
    4,080,000   Working Capital Management Co., L.P.,
                  5.70%, 1/26/98                               4,043,824
   10,000,000   Yorkshire Building Society, 5.52%,
                  12/22/97                                     9,967,800
                                                          --------------

TOTAL COMMERCIAL PAPER                                     1,119,887,984
                                                          --------------
 CORPORATE NOTES (20.0%)
   19,000,000   Asset Backed Trust 1995 Series A-1,
                  5.63% V/R, 12/10/97(a)(c)                   19,000,000
   22,000,000   Asset Backed Trust 1995 Series A-3,
                  5.71% V/R, 4/15/98(a)(c)                    22,000,000
    5,000,000   Asset Backed Trust 1996 Series A-4,
                  5.67% V/R, 1/15/98(a)(c)                     5,000,000
   30,000,000   Asset Backed Trust 1996 Series A-5,
                  5.74% V/R, 3/16/98(a)(c)                    30,000,000
   10,000,000   Asset Backed Trust 1997 Series C, 5.69%
                  V/R, 6/15/98(a)(c)                          10,000,000
    2,500,000   BT Securities Corp., 5.97% V/R, 9/1/98         2,503,828
   20,000,000   Bear Stearns Cos., Inc., 5.84% V/R,
                  3/15/01(b)                                  20,000,000
    3,000,000   Beneficial Corp., 8.83%, 6/15/98               3,040,484
   22,000,000   Beta Finance, Inc., 5.80%, 1/12/98            22,000,000
   19,000,000   Beta Finance, Inc., 5.83%, 1/30/98            19,004,208

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   20,000,000   Beta Finance, Inc., 6.00%, 10/30/98       $   20,000,000
   11,000,000   CC (USA) Inc., 5.80%, 1/13/98                 11,000,000
   11,000,000   Centauri Corp., 6.17%, 6/3/98                 11,000,000
    4,000,000   Citicorp Banking Corp., 10.15%, 2/15/98        4,033,466
   11,000,000   Compagnie Bancaire (USA) Funding, Inc.,
                  6.15%, 5/20/98                              10,998,867
   20,000,000   Compagnie Bancaire (USA) Funding, Inc.,
                  6.03%, 9/17/98                              20,001,430
   10,000,000   Credit Suisse First Boston, Inc., 5.83%
                  V/R, 3/15/98                                10,000,000
    5,000,000   Ford Motor Credit Co., 7.13%, 12/1/97          5,000,000
   10,000,000   Ford Motor Credit Co., 6.25%, 2/26/98         10,006,802
    2,000,000   Household Finance Corp., 7.91%, 2/6/98         2,006,926
    1,000,000   International Lease Finance Corp.,
                  6.26%, 5/15/98                               1,001,200
   20,000,000   Medium Term Structured Enhanced Return
                  Trust, (STEERS), Series 1997 A-27,
                  5.74% V/R, 8/21/98(a)(c)                    20,000,000
   20,000,000   Medium Term Structured Enhanced Return
                  Trust, (STEERS), Series 1997 A-28,
                  5.69% V/R, 9/23/98(a)(c)                    20,000,000
   30,000,000   Morgan Stanley Group, Inc., 5.82% V/R,
                  3/15/01, puttable 3/15/98                   30,000,000
   20,000,000   Morgan Stanley Group, Inc., 5.77% V/R,
                  5/15/01, puttable 3/15/98                   20,000,000
    4,000,000   National Rural Utilities Cooperative
                  Finance Corp., 8.50%, 2/15/98                4,017,967
    2,000,000   Northern Indiana Public Service Co.,
                  5.83%, 4/6/98                                1,997,344
   43,000,000   PHH Corp., 5.99%, 8/18/98                     42,996,940

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   10,000,000   Restructured Asset Certificates with
                  Enhanced Returns, Series 1996 MM-2-2,
                  5.93% V/R, 1/10/00(a)(b)(c)             $   10,000,000
                                                          --------------

TOTAL CORPORATE NOTES                                        406,609,462
                                                          --------------
 FLOATING RATE FUNDING AGREEMENTS (3.9%)
   20,000,000   Commonwealth Life Insurance Co., Short
                  Indexed Funding Agreement, 5.84% V/R,
                  12/3/98(a)(c)                               20,000,000
   40,000,000   General American Life Insurance Co.,
                  5.83% V/R, 3/20/30(b)                       40,000,000
   20,000,000   Transamerica Life Insurance and Annuity
                  Co., 5.64%
                  V/R, 4/3/98                                 20,000,000
                                                          --------------

TOTAL FLOATING RATE FUNDING AGREEMENTS                        80,000,000
                                                          --------------
 MUNICIPAL BONDS & NOTES (0.6%)
    3,600,000   Durham, NC, COP, Series B, 5.58% V/R,
                  7/1/03(b)                                    3,600,000
      465,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.75% V/R, 12/1/26(b)                     465,000
      875,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.75% V/R, 12/1/26(b)                     875,000
      980,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.75% V/R, 12/1/26(b)                     980,000
      450,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.75% V/R, 12/1/26(b)                     450,000
      440,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.75% V/R, 12/1/26(b)                     440,000
    1,155,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.75% V/R, 12/1/26(b)                   1,155,000
    3,200,000   New York, NY, Bayerische Landesbank LOC,
                  5.62%, 12/18/97                              3,200,000

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
    1,100,000   Prince William County, VA, Taxable
                  Notes, Series A, Wachovia Bank of
                  North Carolina LOC, 5.58% V/R,
                  3/1/17(b)                               $    1,100,000
                                                          --------------

TOTAL MUNICIPAL BONDS & NOTES                                 12,265,000
                                                          --------------
 TIME DEPOSITS (9.8%)
   23,102,317   ABN AMRO Bank (Canada) Toronto, 5.75%,
                  12/1/97                                     23,102,316
   80,000,000   Den Danske Bank A/S, 5.66%, 12/1/97           80,000,000
   30,000,000   Norddeutsche Landesbank Girozentrale,
                  Grand Cayman Branch, 5.66%, 12/1/97         30,000,000
   67,052,730   Union Bank of Switzerland, 5.59%,
                  12/2/97                                     67,052,730
                                                          --------------
TOTAL TIME DEPOSITS                                          200,155,046
                                                          --------------
 OTHER INVESTMENTS (1.0%)
   10,000,000   American General Finance Inc., Master
                  Note                                        10,000,000
   10,000,000   General Electric Co., Master Note             10,000,000
                                                          --------------

TOTAL OTHER INVESTMENTS                                       20,000,000
                                                          --------------

TOTAL INVESTMENTS (100.0%)                                $2,035,757,501
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                      PRIME MONEY MARKET PORTFOLIO
------------------------------------------------------------------------
 ASSET BACKED SECURITIES (1.6%)
   42,598,389   WFP Tower B Finance Corp., Short-Term
                  STEERS Trust, Series 1996 A, 5.69%
                  V/R, 12/8/97(a)(c)                      $   42,598,316
                                                          --------------
 BANK NOTES (0.6%)
   15,000,000   Abbey National Treasury Services, 5.75%,
                  2/5/98                                      14,994,719
                                                          --------------
 CERTIFICATES OF DEPOSIT (8.1%)
   40,000,000   Bankers Trust Co., 5.91%, 8/7/98              39,976,272

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   30,000,000   Banque National de Paris, New York
                  Branch, 5.66%, 12/31/97                 $   29,995,588
   30,000,000   Christiania Bank, New York Branch,
                  5.70%, 2/6/98                               30,000,000
   10,000,000   Deutsche Bank, New York Branch, 6.17%,
                  5/22/98                                      9,998,655
   10,000,000   Societe Generale, New York Branch,
                  6.10%, 3/25/98                               9,999,105
   15,000,000   Societe Generale, New York Branch,
                  6.19%, 5/11/98                              14,998,739
   28,000,000   Societe Generale, New York Branch,
                  5.97%, 9/15/98                              27,989,445
   50,000,000   Standard Chartered Bank, New York
                  Branch, 5.63%, 12/19/97                     50,000,244
                                                          --------------

TOTAL CERTIFICATES OF DEPOSIT                                212,958,048
                                                          --------------
 COMMERCIAL PAPER (53.9%)
   28,000,000   ABN AMRO, North America Finance, Inc.,
                  5.48%, 12/4/97                              27,987,225
   11,000,000   ABN AMRO, North America Finance, Inc.,
                  5.47%, 12/5/97                              10,993,315
   19,650,000   AGA Capital Inc., 5.94%, 1/30/98              19,455,465
   15,000,000   Apex Funding Corp., 5.59%, 12/5/97            14,990,683
   25,801,000   Apex Funding Corp., 6.06%, 1/20/98            25,583,992
   21,847,000   Apex Funding Corp., 5.75%, 1/30/98            21,637,633
   44,135,000   Apex Funding Corp., 6.00%, 2/17/98            43,561,245
    5,000,000   Atlas Funding Corp., 6.20%, 1/21/98            4,956,083
   10,000,000   Atlas Funding Corp., 5.70%, 1/27/98            9,909,750
    3,000,000   Banca CRT Financial Corp., 5.60%, 2/2/98       2,970,601
    3,000,000   Banca CRT Financial Corp., 5.58%, 2/9/98       2,967,450
    8,000,000   Banca CRT Financial Corp., 5.58%,
                  2/11/98                                      7,910,481
    5,250,000   Banca CRT Financial Corp., 5.60%, 4/7/98       5,219,784

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   15,000,000   Banca CRT Financial Corp., 5.64%,
                  4/20/98                                 $   14,671,000
   28,000,000   Bankers Trust New York Corp., 5.54%,
                  12/29/97                                    27,879,350
   30,980,000   Bankers Trust New York Corp., 5.60%,
                  3/11/98                                     30,498,089
   14,947,000   Banner Receivables Corp., 5.63%, 1/8/98       14,858,173
   24,932,000   Banner Receivables Corp., 5.95%, 1/13/98      24,754,810
   15,222,000   Banner Receivables Corp., 5.75%, 2/9/98       15,051,810
   33,191,000   Barton Capital Corp., 5.58%, 4/15/98          32,493,477
    1,110,000   Bavaria GLB Corp., 5.90%, 1/26/98              1,099,813
    5,600,000   Bavaria GLB Corp., 5.80%, 2/3/98               5,542,258
    5,000,000   Bavaria GLB Corp., 5.80%, 2/18/98              4,936,362
   47,780,000   Bear Stearns Cos. Inc., 5.78%, 12/1/97        47,780,000
   45,000,000   Broadway Capital Corp., 6.00%, 2/20/98        44,392,500
   13,545,000   CC (USA) Inc., 5.59%, 2/20/98                 13,374,638
   25,000,000   CPI Funding Corp., 5.60%, 12/26/97            24,902,778
   15,000,000   Creative Capital Corp., 5.60%, 1/16/98        14,892,667
   14,000,000   Ford Motor Credit Co., 5.51%, 12/29/97        13,940,004
    4,421,000   Fountain Square Commercial Funding
                  Corp., 5.60%, 12/2/97                        4,420,312
   30,000,000   Galicia Funding Corp., 5.60%, 6/12/98         29,099,335
   91,600,000   General Electric Capital Corp., 5.80%,
                  12/1/97                                     91,600,000
   24,200,000   General Electric Capital Corp., 5.56%,
                  4/24/98                                     23,661,793
   12,466,000   Gotham Funding Corp., 5.60%, 1/6/98           12,396,191
   39,666,000   IMI Funding Corp., 5.64%, 4/20/98             38,795,992
   20,300,000   Industrial Funding Corp., 5.72%, 1/29/98      20,109,699

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   27,000,000   Internationale Nederlanden (U.S.)
                  Funding Corp., 5.56%, 4/15/98           $   26,437,050
   24,828,000   Madison Funding Corp., 5.58%, 12/2/97         24,824,152
   19,145,000   Madison Funding Corp., 5.58%, 12/4/97         19,136,098
   37,000,000   New Center Asset Trust A-1+, 5.52%,
                  12/31/97                                    36,829,800
   28,000,000   Nordbanken North America, Inc., 5.53%,
                  12/10/97                                    27,961,291
   17,000,000   Nordbanken North America, Inc., 5.62%,
                  12/12/97                                    16,970,808
   50,126,000   Old Line Funding Corp., 5.78%, 1/14/98        49,771,888
   35,000,000   Rabobank USA Financial Corp., 5.55%,
                  4/14/98                                     34,276,959
   25,000,000   Repeat Offering Securitization Entity,
                  5.78%, 1/15/98                              24,819,375
   58,201,000   Repeat Offering Securitization Entity,
                  5.70%, 2/10/98                              57,546,724
   21,000,000   Sigma Finance, Corp., 5.57%, 12/1/97          21,000,000
   14,000,000   Sigma Finance, Corp., 5.54%, 2/2/98           13,864,273
   23,000,000   Sigma Finance, Corp., 5.50%, 2/4/98           22,771,598
   17,000,000   Sigma Finance, Corp., 5.59%, 2/18/98          16,791,462
    4,500,000   Sigma Finance, Corp., 5.59%, 3/10/98           4,430,824
   17,500,000   Sigma Finance, Corp., 5.61%, 4/6/98           17,156,694
   15,700,000   Sigma Finance, Corp., 5.64%, 4/15/98          15,367,946
   45,000,000   Strategic Asset Funding Corp., 5.67%,
                  1/5/98                                      44,751,938
   22,296,000   Strategic Asset Funding Corp., 5.75%,
                  1/30/98                                     22,082,330
   20,000,000   Svenska Handlesbanken, Inc., 5.54%,
                  12/31/97                                    19,907,668
   10,000,000   TI Group Inc., 5.55%, 12/31/97                 9,953,750

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   30,000,000   Thames Asset Global Securitization,
                  No.1, Inc., 5.62%, 1/15/98              $   29,789,250
   12,843,000   Thames Asset Global Securitization,
                  No.1, Inc., 5.80%, 1/26/98                  12,727,128
    5,769,000   Thames Asset Global Securitization,
                  No.1, Inc., 5.80%, 2/23/98                   5,690,926
    4,600,000   Toshiba International Finance, 6.00%,
                  3/6/98                                       4,527,167
   14,865,000   Tri-Lateral Capital (USA), Inc., 5.65%,
                  12/1/97                                     14,865,000
   12,675,000   Tri-Lateral Capital (USA), Inc., 5.65%,
                  12/5/97                                     12,667,043
   44,367,000   Tri-Lateral Capital (USA), Inc., 5.65%,
                  1/12/98                                     44,074,548
   11,647,000   Twin Towers Inc., 5.60%, 1/15/98              11,565,471
   13,000,000   Yorkshire Building Society, 5.52%,
                  12/22/97                                    12,958,141
                                                          --------------

TOTAL COMMERCIAL PAPER                                     1,424,812,060
                                                          --------------
 CORPORATE NOTES (20.1%)
   28,000,000   Asset Backed Trust 1995 Series A-1,
                  5.63% V/R, 12/10/97(a)(c)                   28,000,000
   28,000,000   Asset Backed Trust 1995 Series A-3,
                  5.71% V/R, 4/15/98(a)(c)                    28,000,018
   10,000,000   Asset Backed Trust 1996 Series A-4,
                  5.67% V/R, 1/15/98(a)(c)                    10,000,000
   35,000,000   Asset Backed Trust 1996 Series A-5,
                  5.74% V/R, 3/16/98(a)(c)                    35,000,000
   15,000,000   Asset Backed Trust 1997 Series C, 5.69%
                  V/R, 6/15/98(a)(c)                          15,000,000
   30,000,000   Bear Stearns Cos., Inc., 5.84% V/R,
                  3/15/01(b)                                  30,000,000
    3,000,000   Beneficial Corp., 8.83%, 6/15/98               3,040,484
   28,000,000   Beta Finance, Inc., 5.80%, 1/12/98            28,000,000
   23,000,000   Beta Finance, Inc., 5.83%, 1/30/98            23,005,093

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   20,000,000   Beta Finance, Inc., 6.00%, 10/30/98       $   20,000,000
   14,000,000   CC (USA) Inc., 5.80%, 1/13/98                 14,000,000
   14,000,000   Centauri Corp., 6.17%, 6/3/98                 14,000,000
    6,000,000   Citicorp Banking Corp., 10.15%, 2/15/98        6,050,198
   14,000,000   Compagnie Bancaire (USA) Funding, Inc.,
                  6.15%, 5/20/98                              13,998,557
   30,000,000   Compagnie Bancaire (USA) Funding, Inc.,
                  6.03%, 9/17/98                              30,002,143
   15,000,000   Credit Suisse First Boston, Inc., 5.83%
                  V/R, 3/15/98                                15,000,000
    7,000,000   Ford Motor Credit Co., 7.13%, 12/1/97          7,000,000
   13,000,000   Ford Motor Credit Co., 6.25%, 2/26/98         13,008,843
    1,920,000   Household Finance Corp., 7.91%, 2/6/98         1,926,650
    1,845,000   International Lease Finance Corp.,
                  6.26%, 5/15/98                               1,847,214
   20,000,000   Medium Term Structured Enhanced Return
                  Trust, (STEERS), Series 1997 A-27,
                  5.74% V/R, 8/21/98(a)(c)                    20,000,000
   20,000,000   Medium Term Structured Enhanced Return
                  Trust, (STEERS), Series 1997 A-28,
                  5.69% V/R, 9/23/98(a)(c)                    20,000,000
   40,000,000   Morgan Stanley Group, Inc., 5.82% V/R,
                  3/15/01, puttable 3/15/98                   40,000,000
   30,000,000   Morgan Stanley Group, Inc., 5.77% V/R,
                  5/15/01, puttable 3/15/98                   30,000,000
    6,000,000   National Rural Utilities Cooperative
                  Finance Corp., 8.50%, 2/15/98                6,026,952
    3,000,000   Northern Indiana Public Service Co.,
                  5.83%, 4/6/98                                2,996,017
   54,200,000   PHH Corp., 5.99%, 8/18/98                     54,196,143

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   20,000,000   Restructured Asset Certificaties with
                  Enhanced Returns, Series 1996 MM-2-2,
                  5.93% V/R, 1/10/00(a)(b)(c)             $   20,000,000
                                                          --------------

TOTAL CORPORATE NOTES                                        530,098,312
                                                          --------------
 FLOATING RATE FUNDING AGREEMENTS (4.5%)
   30,000,000   Commonwealth Life Insurance Co., Short
                  Indexed Funding Agreement, 5.84% V/R,
                  12/3/98(a)(b)(c)                            30,000,000
   60,000,000   General American Life Insurance Co.,
                  5.83% V/R, 3/20/30(b)                       60,000,000
   30,000,000   Transamerica Life Insurance and Annuity
                  Co., 5.64%
                  V/R, 4/3/98                                 30,000,000
                                                          --------------

TOTAL FLOATING RATE FUNDING AGREEMENTS                       120,000,000
                                                          --------------
 MUNICIPAL BONDS & NOTES (0.6%)
    4,700,000   Durham, NC, COP, Series B, 5.58%, V/R,
                  7/1/03(b)                                    4,700,000
      605,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.75% V/R, 12/1/26(b)                     605,000
    1,130,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.75% V/R, 12/1/26(b)                   1,130,000
    1,260,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.75% V/R, 12/1/26(b)                   1,260,000
      690,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.75% V/R, 12/1/26(b)                     690,000
      700,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.75% V/R, 12/1/26(b)                     700,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
    1,585,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.75% V/R, 12/1/26(b)              $    1,585,000
    4,110,000   New York, NY, Bayerische Landesbank LOC,
                  5.62%, 12/18/97                              4,110,000
    1,400,000   Prince William County, VA, Taxable
                  Notes, Series A, Wachovia Bank of
                  North Carolina LOC, 5.58% V/R,
                  3/1/17(b)                                    1,400,000
                                                          --------------

TOTAL MUNICIPAL BONDS & NOTES                                 16,180,000
                                                          --------------
 TIME DEPOSITS (9.5%)
   20,553,556   ABN AMRO Bank (Canada) Toronto, 5.75%,
                  12/1/97                                     20,553,554
   93,700,000   Den Danske Bank A/S, 5.66%, 12/1/97           93,700,000
   33,600,000   Norddeutsche Landesbank Girozentrale,
                  Grand Cayman Branch, 5.66%, 12/1/97         33,600,000
  103,000,000   Union Bank of Switzerland, 5.59%,
                  12/2/97                                    103,000,000
                                                          --------------

TOTAL TIME DEPOSITS                                          250,853,554
                                                          --------------
 OTHER INVESTMENTS (1.1%)
   20,000,000   American General Finance Inc., Master
                  Note                                        20,000,000
   10,000,000   General Electric Co., Master Note             10,000,000
                                                          --------------

TOTAL OTHER INVESTMENTS                                       30,000,000
                                                          --------------

TOTAL INVESTMENTS (100.0%)                                $2,642,495,009
                                                          --------------
                                                          --------------

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended.

(b) Certain rate securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on November 30, 1997.

(c) These securities have been determined to be illiquid. In the absence of market value, the securities are valued based upon their fair value determined under procedures approved by the Board of Trustees. A Fund may make investments in an amount up to 10% of the value of the Fund's net assets in such securities. The security description, acquisition date, acquisition cost and carry value per unit are as follows:

                                                                           ACQUISITION  ACQUISITION CARRY VALUE
SECURITY DESCRIPTION                                                          DATE         COST      PER UNIT
-------------------------------------------------------------------------  -----------  ----------  -----------
MONEY MARKET PORTFOLIO:
-------------------------------------------------------------------------
Asset Backed Trust 1995 A1, 5.63% V/R, 12/10/97                              11/30/95   $16,000,000  $  100.00
Asset Backed Trust 1995 A1, 5.63% V/R, 12/10/97                               3/20/96    2,999,862       99.99
Asset Backed Trust 1995 A3, 5.71% V/R, 4/15/98                                6/10/96   22,000,000      100.00
Asset Backed Trust 1996 A4, 5.67% V/R, 1/15/98                                3/20/96    4,999,875       99.99
Asset Backed Trust 1996 A5, 5.74% V/R, 3/16/98                                3/26/96   30,000,000      100.00
Asset Backed Trust 1997 C, 5.69% V/R, 6/15/98                                  6/9/97   10,000,000      100.00
Commonwealth Life Insurance Co., Short Indexed Funding Agreement, 5.84%
 V/R, 12/3/98                                                                10/15/97   20,000,000      100.00
Medium Term Structured Enhanced Return Trust (STEERS), 1997 A27, 5.74%
 V/R, 8/21/98                                                                 8/20/97   20,000,000      100.00
Medium Term Structured Enhanced Return Trust (STEERS), 1997 A28, 5.69%
 V/R, 9/23/98                                                                 9/18/97   20,000,000      100.00
Restructured Asset Certificates with Enhanced Returns, 1996 MM 2 2, 5.93%
 V/R, 1/10/00                                                                  6/6/96   10,000,000      100.00
WFP Tower B Finance Corp., Short-Term STEERS Trust Series 1996 A, 5.69%
 V/R, 12/8/97                                                                11/20/96   14,997,000      100.00
WFP Tower B Finance Corp., Short-Term STEERS Trust Series 1996 A, 5.69%
 V/R, 12/8/97                                                                  2/6/97   19,954,510       99.98
PRIME MONEY MARKET PORTFOLIO:
-------------------------------------------------------------------------
Asset Backed Trust 1995 A1, 5.63% V/R, 12/10/97                              11/30/95   24,000,000      100.00
Asset Backed Trust 1995 A1, 5.63% V/R, 12/10/97                               3/20/96    3,999,816       99.99
Asset Backed Trust 1995 A3, 5.71% V/R, 4/15/98                                6/10/96   27,500,000      100.00
Asset Backed Trust 1995 A3, 5.71% V/R, 4/15/98                                8/18/97      500,038      100.01
Asset Backed Trust 1996 A4, 5.67% V/R, 1/15/98                                3/20/96    9,999,750       99.99
Asset Backed Trust 1996 A5, 5.74% V/R, 3/16/98                                3/26/96   35,000,000      100.00
Asset Backed Trust 1997 C, 5.69% V/R, 6/15/98                                  6/9/97   15,000,000      100.00
Commonwealth Life Insurance Co., Short Indexed Funding Agreement, 5.84%
 V/R, 12/3/98                                                                10/15/97   30,000,000      100.00
Medium Term Structured Enhanced Return Trust (STEERS), 1997 A27, 5.74%
 V/R, 8/21/98                                                                 8/20/97   20,000,000      100.00
Medium Term Structured Enhanced Return Trust (STEERS), 1997 A28, 5.69%
 V/R, 9/23/98                                                                 9/18/97   20,000,000      100.00
Restructured Asset Certificates with Enhanced Returns, 1996 MM 2 2, 5.93%
 V/R, 1/10/00                                                                  6/6/96   20,000,000      100.00
WFP Tower B Finance Corp., Short-Term STEERS Trust Series 1996 A, 5.69%
 V/R, 12/8/97                                                                11/20/96   19,809,242       99.98
WFP Tower B Finance Corp., Short-Term STEERS Trust Series 1996 A, 5.69%
 V/R, 12/8/97                                                                  2/6/97   22,448,824      100.00
WFP Tower B Finance Corp., Short-Term STEERS Trust Series 1996 A, 5.69%
 V/R, 12/8/97                                                                  8/1/97      496,528      100.00

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONCLUDED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 NOTES TO SCHEDULES OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
At November 30, 1997, the fair value of these securities for Money Market Portfolio and Prime Money Market Portfolio was $190,673,051 (9.32% of the Portfolio's net assets) and $248,598,334 (9.36% of the Portfolio's net assets), respectively.

ABBREVIATIONS

COP        Certificate of Participation
LOC        Letter of Credit
V/R        Variable rate

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

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Shareholder Services
Minneapolis/St. Paul 612-667-8833
Elsewhere 800-338-1348

Norwest Investment Management, Inc.
Investment Adviser

Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor

-C-1998 NORWEST ADVANTAGE FUNDS
MFBAM 086 (1/98)




This report is for distribution only to shareholders and may be distributed to others only if preceded or accompanied by current prospectuses of the Norwest Advantage Funds.